PROSPECTUS
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The Contracts offered in connection with this Prospectus are individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are intended to qualify as Individual Retirement Annuities ("IRA") established under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"). (See "Purchase.") Currently, the Contracts are not available as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


[bullet] Aetna Ascent VP (formerly known as Aetna Ascent Variable Portfolio) [bullet] Aetna Balanced VP, Inc. (formerly known as Aetna Investment Advisers
         Fund, Inc.)
[bullet] Aetna Income Shares d/b/a Aetna Bond VP
[bullet] Aetna Crossroads VP (formerly known as Aetna Crossroads Variable
         Portfolio)
[bullet] Aetna Growth VP (formerly known as Aetna Variable Growth Portfolio) [bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP
[bullet] Aetna High Yield VP
[bullet] Aetna Index Plus Large Cap VP (formerly known as Aetna Variable Index
         Plus Portfolio)
[bullet] Aetna Index Plus Mid Cap VP
[bullet] Aetna Index Plus Small Cap VP
[bullet] Aetna International VP
[bullet] Aetna Legacy VP (formerly known as Aetna Legacy Variable Portfolio) [bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP
[bullet] Aetna Real Estate Securities VP
[bullet] Aetna Small Company VP (formerly known as Aetna Variable Small Company
         Portfolio)
[bullet] Aetna Value Opportunity VP (formerly known as Aetna Variable Capital
         Appreciation Portfolio)
[bullet] Calvert Social Balanced Portfolio (formerly known as Calvert
         Responsibly Invested Portfolio)
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Oppenheimer Global Securities Fund
[bullet] Oppenheimer Strategic Bond Fund
[bullet] Portfolio Partners MFS Emerging Equities Portfolio
[bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio


The Credited Interest Options currently available under the Contract are the Guaranteed Interest Account, the Fixed Account and the Guaranteed Accumulation Account (available in New York only). Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus and additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus. The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")


This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 17 of this Prospectus. An SAI may be obtained by indicating the request on the Application, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
1998.

                               TABLE OF CONTENTS
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
DEFINITIONS .....................................DEFINITIONS--1
PROSPECTUS SUMMARY ..................................SUMMARY--1
FEE TABLE .........................................FEE TABLE--1
CONDENSED FINANCIAL INFORMATION ............................  1
THE COMPANY ................................................  1
VARIABLE ANNUITY ACCOUNT C .................................  1
INVESTMENT OPTIONS .........................................  1
   The Funds ...............................................  1
   Credited Interest Options ...............................  4
PURCHASE ...................................................  5
   Contract Availability ...................................  5
   Contract Purchase .......................................  5
   Purchase Payments .......................................  5
   Right to Cancel .........................................  5
CHARGES AND DEDUCTIONS .....................................  5
   Daily Deductions from the Separate Account ..............  5
   Maintenance Fee .........................................  6
   Reduction or Elimination of Maintenance Fee .............  6
   Deferred Sales Charge ...................................  6
   Fund Expenses ...........................................  7
   Premium and Other Taxes .................................  7
CONTRACT VALUATION .........................................  8
   Contract Value ..........................................  8
   Accumulation Units ......................................  8
   Net Investment Factor ...................................  8
TRANSFERS ..................................................  8
   Dollar Cost Averaging Program ...........................  9
WITHDRAWALS ................................................  9
   Reinvestment Privilege ..................................  9
SYSTEMATIC DISTRIBUTION OPTIONS ............................ 10
DEATH BENEFIT DURING ACCUMULATION PERIOD ................... 10
ANNUITY PERIOD ............................................. 11
   Annuity Period Elections ................................ 11
   Annuity Options ......................................... 11
   Annuity Payments ........................................ 12
   Charges Deducted During the Annuity Period .............. 12
   Death Benefit Payable During the Annuity Period ......... 12
TAX STATUS ................................................. 13
   Introduction ............................................ 13
   Taxation of the Company ................................. 13
   Contracts Used with Certain Retirement Plans ............ 13

MISCELLANEOUS ............................................... 14
   Distribution ............................................. 14
   Delay or Suspension of Payments .......................... 14
   Performance Reporting .................................... 15
   Voting Rights ............................................ 15
   Modification of the Contract ............................. 15
   Involuntary Terminations ................................. 15
   Legal Matters and Proceedings ............................ 16
   Year 2000 ................................................ 16
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ......... 17
APPENDIX I--GUARANTEED INTEREST ACCOUNT ..................... 18
APPENDIX II--FIXED ACCOUNT .................................. 19
APPENDIX III--GUARANTEED ACCUMULATION ACCOUNT ............... 21
APPENDIX IV--CONDENSED FINANCIAL INFORMATION ................ 22


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
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The following terms are defined as they are used in this Prospectus:

Accumulation Period: The period during which Purchase Payment(s) credited to the Contract are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person or persons designated by the Contract Holder who are to receive any death benefit proceeds payable under the Contract.

Code: Internal Revenue Code of 1986, as amended.

Company (we, us): Aetna Life Insurance and Annuity Company.

Contract: The individual deferred, variable annuity contracts offered by this Prospectus.

Contract Holder (you): The person to whom the Contract is issued.

Contract Value: The dollar value of amounts held under the Contract as of any Valuation Date during the Accumulation Period.

Contract Year: The period of 12 months measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date.

Credited Interest Options: The fixed interest options available under the Contract. The Credited Interest Options currently consist of the Guaranteed Interest Account, the Fixed Account and the Guaranteed Accumulation Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Contract Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Retirement Annuity: An individual variable deferred annuity intended to qualify under Code Section 408(b) or 408A.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

Roth IRA: An Individual Retirement Annuity intended to qualify under Code
Section 408A.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.


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                                DEFINITIONS - 1

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


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                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
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CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). There are two types of Contracts currently offered through this Prospectus for new sales: (1) 1994 Contracts that are not connected with an internal transfer (if you are a new customer), and (2) 1994 Internal Rollover Contracts (if you have certain existing contracts or retirement accounts established with the Company or one of our affiliates) (collectively referred to as "1994 Contracts"). In New York, subject to regulatory approval, this Contract is available only to individuals who have retirement accounts established with the Company as a 1994 Internal Rollover Contract. Additionally, this Prospectus also describes 1992 Contracts (Internal Rollover and those that are not connected with an internal transfer) that were discontinued for new sales during 1994 ("1992 Contracts"). The Contracts are intended to qualify as Individual Retirement Annuities under Section 408(b) of the Code. Currently, the Contracts are not available as a "SIMPLE IRA" as defined in Section 408(p) of the Code. The Contracts will accept annual contributions to an Individual Retirement Annuity or a Simplified Employee Pension Plan (SEP). The Contracts can also accept transfers or rollovers from another Individual Retirement Annuity, an Individual Retirement Account under
Section 408(a) of the Code, a tax-deferred annuity under Section 403(b) of the Code or a qualified pension or profit sharing plan under 401(a) of the Code.

     Subject to state regulatory approval, the Contract is also available as a Roth IRA under Section 408A of the Code. A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted. The Contract may also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. The Company reserves the right not to accept rollover contributions to an existing Contract.

     These Contracts may be purchased by completing the proper application form and submitting it to the Distributor. (See "Contract Purchase.")

FREE LOOK PERIOD

     You may cancel the Contract no later than 10 days after you receive it (or as otherwise allowed by state law) by returning it to the Company with a written notice of cancellation. We will produce a refund not later than seven days after we receive the Contract and the written notice at our Home Office. Cancellations requested after a customer receives the Contract will consist of a refund of the Purchase Payment. (See "Purchase Right to Cancel.")

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds in this Prospectus. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that you may select during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of funding options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest that may vary periodically in the Company's discretion. The fixed options available under the Contract are the Guaranteed Interest Account, the Fixed Account and the Guaranteed Accumulation Account. (See the Appendices to this Prospectus.)


--------------------------------------------------------------------------------
                                  SUMMARY - 1

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative expense charge), as well as any annual maintenance fee, transfer fees, and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Contract Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, Contract Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See Appendices I, II and III for a full description of the restrictions applicable to transfers from the Credited Interest Options.) (See "Transfers.")

WITHDRAWALS

     All or a part of the Contract Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. The withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

     The Contract also offers certain Systematic Distribution Options during the Accumulation Period to persons meeting certain criteria. Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

DEATH BENEFIT

     A death benefit is payable if you die before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Contract Value. Until the election of a method of payment, the Contract Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   [bullet] Write to:                    Aetna Life Insurance and Annuity
                                         Company
                                         151 Farmington Avenue
                                         Hartford, Connecticut 06156-1258
                                         Attention: Customer Service

   [bullet] Call Customer Service:       1-800-531-4547 (for Contract Values,
                                         automated transfers or changes in
                                         allocation call: 1-800-262-3862)


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                                  SUMMARY - 2

                                   FEE TABLE
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This Fee Table describes the various charges and expenses associated with the
Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contract. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge (as a percentage of the amount withdrawn)(1)

     [bullet] Schedule A applies to 1994 Internal Rollover Contracts established with amounts that were transferred or rolled over from the Company's MAP or ADAPTOR contracts (other than MAP contracts under Variable Annuity Account C), and Aetna Life Insurance Company contracts and Company general account contracts issued in connection with Code Section 401 and 403 qualified plans. It also applies to previously-issued 1992 Internal Rollover Contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to a deferred sales charge under the prior contract at the time of transfer. The deferred sales charge is based on the number of completed Contract Years since the date of initial payment to the new Contract.

     [bullet] Schedule B illustrates deferred sales charges for 1992 Internal
             Rollover Contracts for internal transfers from contracts issued by the Company where you were, at the time of the rollover, subject to a deferred sales charge under the prior Contract. The deferred sales charge is based on the number of completed Contract Years since the initial payment to the predecessor Contract.

     [bullet] Schedule C applies to 1994 Internal Rollover Contracts established with amounts that were transferred from contracts issued by the Company in connection with Code Section 401 or 403 qualified plans, (other than those contracts described above under Schedule A), and rollovers from IRAs under Code Sections 408 and 408A. Rather than assessing a deferred sales charge on the predecessor contract, the deferred sales charge is based on the number of completed Contract Years since the date of initial payment to the predecessor contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or Contracts established with at least a $1,000 annual Purchase Payment), and to internal rollovers from certain variable life insurance contracts funding Code Section 401 qualified plans.

     Your Contract Schedule page shows the Deferred Sales Charge Schedule that applies to you.

                                  SCHEDULE A

 Completed Contract    Deferred Sales
        Years         Charge Deduction
-------------------- -----------------
  Less than 1               1%
  1 or more                 0%


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                                 FEE TABLE - 1

                    SCHEDULE B

        Completed Contract           Deferred Sales
               Years                Charge Deduction
---------------------------------- -----------------
       Less than 5                          5%
       5 or more but less than 6            4%
       6 or more but less than 7            3%
       7 or more but less than 8            2%
       8 or more but less than 9            1%
       9 or more                            0%


                    SCHEDULE C

        Completed Contract           Deferred Sales
               Years                Charge Deduction
---------------------------------- -----------------
       Less than 2                        6%
       2 or more but less than 3          5%
       3 or more but less than 4          4%
       4 or more but less than 5          3%
       5 or more but less than 6          2%
       6 or more but less than 7          1%
       7 or more                          0%


     Annual Contract Maintenance Fee .........     $25.00(2)
     Allocation and Transfer Fees ............      $0.00(3)

Separate Account Annual Expenses (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract.)


     Mortality and Expense Risk Charge .........         1.25%(4)
     Administrative Expense Charge .............         0.00%(5)
                                                         -------
      Total Separate Account Expenses ..........         1.25%
                                                         =======

(1) The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Contract.

(2) The maintenance fee will generally be deducted annually from each Contract. For 1994 Contracts and, subject to state regulatory approval, for 1992 Contracts, if the Contract Value is $10,000 or greater on the date the maintenance fee is deducted, and for 1992 Contracts, if the initial Purchase Payment is $10,000 or greater, the maintenance fee will be $0.

(3) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, we reserve the right to assess a fee of $10.00 for each transfer in excess of 12 made during each Contract Year. (See "Transfers.")

(4) This illustrates the maximum mortality and expense risk charge that can be deducted under the Contract. For the 1994 Contracts, the charge may be reduced to 1.15% under certain circumstances. (See "Charges and Deductions.")

(5) We currently do not impose an administrative expense charge. However, we reserve the right to deduct a daily charge from the Subaccounts, equivalent on an annual basis to not more than 0.25%.


--------------------------------------------------------------------------------
                                 FEE TABLE - 2

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from your Contract Value. (Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997.)

                                                                     Investment
                                                                  Advisory Fees(1)     Other Expenses
                                                                   (after expense      (after expense       Total Fund
                                                                   reimbursement)      reimbursement)     Annual Expenses
                                                                 ------------------   ----------------   ----------------
Aetna Ascent VP(2)(3)                                                    0.57%               0.23%              0.80%
Aetna Balanced VP, Inc.(3)                                               0.50%               0.10%              0.60%
Aetna Bond VP(3)                                                         0.40%               0.10%              0.50%
Aetna Crossroads VP(2)(3)                                                0.55%               0.25%              0.80%
Aetna Growth VP(2)(3)                                                    0.16%               0.64%              0.80%
Aetna Growth and Income VP(3)                                            0.50%               0.09%              0.59%
Aetna High Yield VP(2)(3)                                                0.47%               0.33%              0.80%
Aetna Index Plus Large Cap VP(2)(3)                                      0.32%               0.23%              0.55%
Aetna Index Plus Mid Cap VP(2)(3)                                        0.27%               0.33%              0.60%
Aetna Index Plus Small Cap VP(2)(3)                                      0.27%               0.33%              0.60%
Aetna International VP(2)(3)                                             0.77%               0.38%              1.15%
Aetna Legacy VP(2)(3)                                                    0.49%               0.31%              0.80%
Aetna Money Market VP(3)                                                 0.25%               0.10%              0.35%
Aetna Real Estate Securities VP(2)(3)                                    0.62%               0.33%              0.95%
Aetna Small Company VP(2)(3)                                             0.35%               0.60%              0.95%
Aetna Value Opportunity VP(2)(3)                                         0.20%               0.60%              0.80%
Calvert Social Balanced Portfolio(4)                                     0.69%               0.12%              0.81%
Fidelity VIP Equity-Income Portfolio(5)                                  0.50%               0.08%              0.58%
Fidelity VIP Growth Portfolio(5)                                         0.60%               0.09%              0.69%
Fidelity VIP Overseas Portfolio(5)                                       0.75%               0.17%              0.92%
Fidelity VIP II Contrafund Portfolio(5)                                  0.60%               0.11%              0.71%
Janus Aspen Aggressive Growth Portfolio(6)                               0.73%               0.03%              0.76%
Janus Aspen Balanced Portfolio(6)                                        0.76%               0.07%              0.83%
Janus Aspen Flexible Income Portfolio                                    0.65%               0.10%              0.75%
Janus Aspen Growth Portfolio(6)                                          0.65%               0.05%              0.70%
Janus Aspen Worldwide Growth Portfolio(6)                                0.66%               0.08%              0.74%
Oppenheimer Global Securities Fund                                       0.70%               0.06%              0.76%
Oppenheimer Strategic Bond Fund                                          0.75%               0.08%              0.83%
Portfolio Partners MFS Emerging Equities Portfolio(7)(8)                 0.68%               0.13%              0.81%
Portfolio Partners MFS Research Growth Portfolio(7)(8)                   0.70%               0.15%              0.85%
Portfolio Partners MFS Value Equity Portfolio(7)                         0.65%               0.25%              0.90%
Portfolio Partners Scudder International Growth Portfolio(7)             0.80%               0.20%              1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(7)              0.60%               0.15%              0.75%

------------------
(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

    Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.60% and 1.24% for Growth VP; 0.65% and 0.98% for High Yield VP; 0.35% and 0.58% for Index Plus Large Cap VP; 0.40% and 0.73% for Index Plus Mid Cap VP; 0.40% and 0.73% for Index Plus Small Cap VP; 0.85% and 1.23% for International VP; 0.60% and 0.91% for Legacy VP; 0.75% and 1.08% for Real Estate Securities VP; 0.75% and 1.35% for Small Company VP; and 0.60% and 1.20% for Value Opportunity VP, respectively.



--------------------------------------------------------------------------------
                                 FEE TABLE - 3

(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

    High Yield VP, Index Plus Mid Cap VP, Index Plus Small Cap VP, International VP and Real Estate Securities VP commenced operations in December 1997, therefore, estimates are based on expenses incurred for similar funds. Actual expenses incurred may be more or less than the amounts shown above.

(4) The figures above are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. "Management Fees" includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio; 0.67% for Growth Portfolio; 0.90% for Overseas
    Portfolio: and 0.68% for Contrafund Portfolio.

(6) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78%
    for Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(7) Each Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above. The investment adviser will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.

(8) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.



--------------------------------------------------------------------------------
                                 FEE TABLE - 4

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $25.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.095.

                                                                  EXAMPLE A                              EXAMPLE B
                                                                  ---------                              ---------
                                                   If you withdraw your entire Contract     If you withdraw your entire Contract
                                                   Value at the end of the periods shown,   Value at the end of the periods shown,
                                                   you would pay the following expenses,    you would pay the following expenses,
                                                   including any applicable deferred sales  including any applicable deferred sales
                                                   charge assessed under Schedule A:        charge assessed under Schedule B:

                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Ascent VP                                       $22      $67       $115      $248       $73      $122      $161      $248
Aetna Balanced VP, Inc.                               $20      $61       $105      $227       $71      $116      $151      $227
Aetna Bond VP                                         $19      $58       $100      $216       $70      $113      $147      $216
Aetna Crossroads VP                                   $22      $67       $115      $248       $73      $122      $161      $248
Aetna Growth VP                                       $22      $67       $115      $248       $73      $122      $161      $248
Aetna Growth and Income VP                            $20      $61       $104      $226       $71      $116      $151      $226
Aetna High Yield VP                                   $22      $67       $115      $248       $73      $122      $161      $248
Aetna Index Plus Large Cap VP                         $19      $60       $102      $222       $71      $114      $149      $222
Aetna Index Plus Mid Cap VP                           $20      $61       $105      $227       $71      $116      $151      $227
Aetna Index Plus Small Cap VP                         $20      $61       $105      $227       $71      $116      $151      $227
Aetna International VP                                $25      $78       $133      $283       $77      $132      $178      $283
Aetna Legacy VP                                       $22      $67       $115      $248       $73      $122      $161      $248
Aetna Money Market VP                                 $17      $53       $ 92      $200       $69      $109      $139      $200
Aetna Real Estate Securities VP                       $23      $72       $123      $263       $75      $126      $168      $263
Aetna Small Company VP                                $23      $72       $123      $263       $75      $126      $168      $263
Aetna Value Opportunity VP                            $22      $67       $115      $248       $73      $122      $161      $248
Calvert Social Balanced Portfolio                     $22      $67       $116      $249       $73      $122      $162      $249
Fidelity VIP Equity-Income Portfolio                  $20      $60       $104      $225       $71      $115      $150      $225
Fidelity VIP Growth Portfolio                         $21      $64       $110      $236       $72      $118      $156      $236
Fidelity VIP Overseas Portfolio                       $23      $71       $121      $260       $74      $125      $167      $260
Fidelity VIP II Contrafund Portfolio                  $21      $64       $111      $238       $72      $119      $157      $238
Janus Aspen Aggressive Growth Portfolio               $21      $66       $113      $244       $73      $120      $159      $244
Janus Aspen Balanced Portfolio                        $22      $68       $117      $251       $73      $122      $163      $251
Janus Aspen Flexible Income Portfolio                 $21      $66       $113      $243       $73      $120      $159      $243
Janus Aspen Growth Portfolio                          $21      $64       $110      $237       $72      $119      $156      $237
Janus Aspen Worldwide Growth Portfolio                $21      $65       $112      $242       $73      $120      $158      $242
Oppenheimer Global Securities Fund                    $21      $66       $113      $244       $73      $120      $159      $244
Oppenheimer Strategic Bond Fund                       $22      $68       $117      $251       $73      $122      $163      $251
Portfolio Partners MFS Emerging Equities
 Portfolio                                            $22      $67       $116      $249       $73      $122      $162      $249
Portfolio Partners MFS Research Growth Portfolio      $22      $69       $118      $253       $74      $123      $164      $253
Portfolio Partners MFS Value Equity Portfolio         $23      $70       $120      $258       $74      $124      $166      $258
Portfolio Partners Scudder International Growth
 Portfolio                                            $24      $73       $125      $268       $75      $127      $171      $268
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                            $21      $66       $113      $243       $73      $120      $159      $243



--------------------------------------------------------------------------------
                                 FEE TABLE - 5

                                                                  EXAMPLE C                              EXAMPLE D
                                                                  ---------                              ---------
                                                   If you withdraw your entire Contract     If you withdraw your entire Contract
                                                   Value at the end of the periods shown,   Value, or if you annuitize during the
                                                   you would pay the following expenses,    periods shown, you would pay the
                                                   including any applicable deferred sales  following expenses (no deferred sales
                                                   charge assessed under Schedule C:        charge is reflected):*

                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Aetna Ascent VP                                       $83      $111      $138      $248       $22      $67      $115      $248
Aetna Balanced VP, Inc.                               $82      $105      $128      $227       $20      $61      $105      $227
Aetna Bond VP                                         $81      $102      $123      $216       $19      $58      $100      $216
Aetna Crossroads VP                                   $83      $111      $138      $248       $22      $67      $115      $248
Aetna Growth VP                                       $83      $111      $138      $248       $22      $67      $115      $248
Aetna Growth and Income VP                            $81      $105      $128      $226       $20      $61      $104      $226
Aetna High Yield VP                                   $83      $111      $138      $248       $22      $67      $115      $248
Aetna Index Plus Large Cap VP                         $81      $103      $126      $222       $19      $60      $102      $222
Aetna Index Plus Mid Cap VP                           $82      $105      $128      $227       $20      $61      $105      $227
Aetna Index Plus Small Cap VP                         $82      $105      $128      $227       $20      $61      $105      $227
Aetna International VP                                $87      $121      $155      $283       $25      $78      $133      $283
Aetna Legacy VP                                       $83      $111      $138      $248       $22      $67      $115      $248
Aetna Money Market VP                                 $79      $ 98      $116      $200       $17      $53      $ 92      $200
Aetna Real Estate Securities VP                       $85      $115      $146      $263       $23      $72      $123      $263
Aetna Small Company VP                                $85      $115      $146      $263       $23      $72      $123      $263
Aetna Value Opportunity VP                            $83      $111      $138      $248       $22      $67      $115      $248
Calvert Social Balanced Portfolio                     $84      $111      $139      $249       $22      $67      $116      $249
Fidelity VIP Equity-Income Portfolio                  $81      $104      $127      $225       $20      $60      $104      $225
Fidelity VIP Growth Portfolio                         $82      $107      $133      $236       $21      $64      $110      $236
Fidelity VIP Overseas Portfolio                       $85      $114      $144      $260       $23      $71      $121      $260
Fidelity VIP II Contrafund Portfolio                  $83      $108      $134      $238       $21      $64      $111      $238
Janus Aspen Aggressive Growth Portfolio               $83      $110      $136      $244       $21      $66      $113      $244
Janus Aspen Balanced Portfolio                        $84      $112      $140      $251       $22      $68      $117      $251
Janus Aspen Flexible Income Portfolio                 $83      $109      $136      $243       $21      $66      $113      $243
Janus Aspen Growth Portfolio                          $83      $108      $133      $237       $21      $64      $110      $237
Janus Aspen Worldwide Growth Portfolio                $83      $109      $135      $242       $21      $65      $112      $242
Oppenheimer Global Securities Fund                    $83      $110      $136      $244       $21      $66      $113      $244
Oppenheimer Strategic Bond Fund                       $84      $112      $140      $251       $22      $68      $117      $251
Portfolio Partners MFS Emerging Equities
 Portfolio                                            $84      $111      $139      $249       $22      $67      $116      $249
Portfolio Partners MFS Research Growth Portfolio      $84      $112      $141      $253       $22      $69      $118      $253
Portfolio Partners MFS Value Equity Portfolio         $84      $114      $143      $258       $23      $70      $120      $258
Portfolio Partners Scudder International Growth
 Portfolio                                            $85      $116      $148      $268       $24      $73      $125      $268
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                            $83      $109      $136      $243       $21      $66      $113      $243

------------------
* This Example would not apply if a nonlifetime variable annuity option is selected and a lump sum settlement is requested within three years (for 1992 Contracts) or 5 years (for 1994 Contracts) after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (See Example A, B or C, as applicable.)


--------------------------------------------------------------------------------
                                 FEE TABLE - 6

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Condensed Financial Information for the Accumulation Units under the Contracts is shown in Appendix IV.

                                  THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under the federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.

                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

      Purchase Payments may be allocated to one or more of the Subaccounts as designated on the application. In turn, the Subaccounts invest in the corresponding Funds at net asset value.

      The availability of Funds may be subject to applicable regulatory authorization. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and to compliance with regulatory requirements. Not all Funds may be available in all jurisdictions or under all Contracts. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount, the Fixed Account, and each classification of GIA/GAA count as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option. Additionally, 1994 Contracts provide that no more than ten investment choices may be selected at any given time.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund,
         Inc.) seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more


--------------------------------------------------------------------------------
                                       1
         of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Ascent VP (formerly Aetna
         Ascent Variable Portfolio) seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Crossroads VP (formerly Aetna
         Crossroads Variable Portfolio) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Legacy VP (formerly Aetna
         Legacy Variable Portfolio) seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Growth VP (formerly Aetna
         Variable Growth Portfolio) seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities rated lower than BBB-by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Large Cap VP
         (formerly Aetna Variable Index Plus Portfolio) seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 500 Composite Stock Price Index.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 400.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Small Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P SmallCap 600 Index, a stock market index composed of 600 common stocks selected by Standard and Poor's Corporation.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Small Company VP (formerly Aetna
         Variable Small Company Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Value Opportunity VP (formerly
         Aetna Variable Capital Appreciation Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Calvert Social Balanced Portfolio (formerly Calvert Responsibly
         Invested Balanced Portfolio) is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market


--------------------------------------------------------------------------------
                                       2
         instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund-- Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of foreign issuers). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.(3)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 31, 1997 included companies with capitalizations between approximately $213 million and $13.7 billion, but which is expected to change on a regular basis.(4)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(4)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income-producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(4)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(4)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(4)

[bullet] Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(5)

[bullet] Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(5)

[bullet] Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(6a)

[bullet] Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(6a)

--------------------------------------------------------------------------------
                                       3

[bullet] Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(6a)

[bullet] Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(6b)

[bullet] Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.(6c)

Investment Advisers for each of the Funds:

(1) Aeltus Investment Management, Inc.
(2) Calvert Asset Management Company, Inc.
(3) Fidelity Management & Research Company
(4) Janus Capital Corporation
(5) OppenheimerFunds, Inc.
(6) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)


      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments. More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below.

[bullet] The Guaranteed Interest Account (GIA) is a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates at its discretion. (See Appendix I.)

[bullet] The Fixed Account is also a part of the Company's general account. The
         Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)


[bullet] The Guaranteed Accumulation Account (GAA) is a Credited Interest
         Option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix III.)


--------------------------------------------------------------------------------

                                   PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY

      The Contracts described in this Prospectus are intended to be used as Individual Retirement Annuities. The Contracts will accept annual contributions to an IRA including contributions pursuant to the provisions of a Simplified Employee Pension Plan ("SEP"). The Contracts can also accept transfers and rollovers from other Individual Retirement Annuities/Individual Retirement Accounts, as well as tax deferred annuities and qualified pension/profit sharing plans under Section 401(a) of the Code. The Contracts are also, subject to state regulatory approval, available as Roth IRAs under Section 408A of the Code. A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted. The Contract may also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. Currently, the Contracts are not available as a "SIMPLE IRA" as defined in
Section 408(p) of the Code.

CONTRACT PURCHASE

      These Contracts may be purchased by completing the proper application form and submitting it to the Company. The Company must accept or reject the application within two business days of receipt. If the application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder, pending acceptance of the application. If the application is rejected, the application and any Purchase Payments will be returned to the Contract Holder.

PURCHASE PAYMENTS

      The minimum initial rollover amount required to establish a Contract is $1,500. The Contract may accept additional rollovers and/or Purchase Payments as long as they meet the minimum amount established from time to time by us. Installment Purchase Payments must be at least $85 per month or $1,000 annually. (Monthly installments must be made via Automatic Bank Check Plan.)

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder on the application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Investment Options--The Funds.")

RIGHT TO CANCEL

      You may cancel the Contract no later than 10 days after you receive it (or as otherwise allowed by state law) by returning it to the Company with a written notice of cancellation. We will produce a refund not later than seven days after we receive the Contract and the written notice at our Home Office. Cancellations requested after a customer receives the Contract will consist of a refund of the Purchase Payment.

                            CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The Charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. Under the 1994 Contracts, the Company will reduce the charge to 1.15% provided one of the following conditions are met:
(1) the Contract has remained in the Accumulation Period for 10 years following the initial Purchase Payment; or (2) if $250,000 or more is applied as the initial Purchase Payment; or (3) if the Contract's Value at the Contract Year anniversary is at least $250,000. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the


--------------------------------------------------------------------------------

Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      The Contract allows the Company to assess an administrative expense charge of up to 0.25% of the daily net assets of the Subaccounts. Currently, there is no administrative expense charge during the Accumulation Period or Annuity Period. If this charge is established for the Annuity Period before you begin to receive Annuity payments, it will apply to you.

MAINTENANCE FEE

      During the Accumulation Period, the Company will deduct an annual maintenance fee from the Contract Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Contracts.

      The maintenance fee under the Contract is $25. The maintenance fee is determined annually based on the Contract Value on the last day of the Contract Year. For 1994 Contracts, if the Contract Value is $10,000 or greater on the date that the maintenance fee is deducted, the annual maintenance fee is zero. For 1992 Contracts, if the initial Purchase Payment is $10,000 or greater, or, subject to state regulatory approval, if the Contract Value is $10,000 or greater on the date that the maintenance fee is deducted, the annual maintenance fee is zero. The maintenance fee will be deducted on a pro rata basis from each Subaccount or Credited Interest Option in which you have an interest.

REDUCTION OR ELIMINATION OF MAINTENANCE FEE

      The maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of group of individuals to whom the Contract is offered;
    and

(2) the amount of expected Purchase Payments.

      Any reduction or elimination of the maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

      Withdrawals of all or a portion of the Contract Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts and the Credited Interest Options in which you have an interest. As set forth in the tables below, the length of the deferred sales charge schedule will vary depending on the type of Contract.

      Schedule A applies to 1994 Internal Rollover Contracts established with amounts that were transferred or rolled over from the Company's MAP or ADAPTOR contracts (other than MAP contracts under Variable Annuity Account C), and Aetna Life Insurance Company contracts and Company general account contracts issued in connection with Code Section 401 and 403 qualified plans. It also applies to previously-issued 1992 Internal Rollover Contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to a deferred sales charge under the prior contract at the time of transfer. The deferred sales charge is based on the number of completed Contract Years since the date of initial payment to the new Contract.

SCHEDULE A

Completed Contract       Deferred Sales
Years                   Charge Deduction
--------------------   -----------------
  Less than 1                 1%
  1 or more                   0%

      Schedule B applies to 1992 Internal Rollover Contracts established with amounts that were transferred from certain existing Contracts, issued by the Company where the Contract Holder has been, or still is, subject to a deferred sales charge. The beginning deferred sales charge is based on the number of completed Contract Years since the initial payment to the predecessor Contract.



--------------------------------------------------------------------------------

SCHEDULE B

Completed Contract                Deferred Sales
Years                            Charge Deduction
-----------------------------   -----------------
  Less than 5                          5%
  5 or more but less than 6            4%
  6 or more but less than 7            3%
  7 or more but less than 8            2%
  8 or more but less than 9            1%
  9 or more                            0%

     Schedule C applies to 1994 Internal Rollover Contracts established with amounts that were transferred from contracts issued by the Company in connection with Code Section 401 and 403 qualified plans, (other than those Contracts described above under Schedule A), and rollovers from IRAs under Code Sections 408 abd 408A. Rather than assessing a deferred sales charge on the predecessor contract, the deferred sales charge is based on the number of completed
Contract Years since the date of initial payment to the predecessor contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or Contracts established with at least a $1,000 annual Purchase Payment), and to internal rollovers from certain variable life insurance contracts funding Code Section 401 qualified plans.

SCHEDULE C

Completed Contract                Deferred Sales
Years                            Charge Deduction
-----------------------------   -----------------
  Less than 2                          6%
  2 or more but less than 3            5%
  3 or more but less than 4            4%
  4 or more but less than 5            3%
  5 or more but less than 6            2%
  6 or more but less than 7            1%
  7 or more                            0%

      A deferred sales charge will not be deducted from any portion of the Contract Value if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid due to your death;

[bullet] withdrawn due to the election of a Systematic Distribution Option (see
         "Systematic Distribution Options");

[bullet] paid where the Contract Value is $2,500 or less and no amount has been withdrawn from that Contract, within the prior 12 months;

[bullet] paid in an amount of 10% or less of the current Contract Value. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, except for Contracts issued in the states of Washington, Florida and New Jersey. The 10% amount will be calculated using the Contract Value on the date the request is received in good order at our Home Office. When a Systematic Distribution Option is elected, this provision includes any amounts paid under that election. This provision is available only if you are at least age 59-1/2.

      The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Contract. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company, which are attributable, in part, to the mortality and expense risk charge under the Contract described above.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

      Several states and municipalities impose a premium tax on annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

      Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based upon our determination of when such tax is due. We will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our annuity purchase rates for residents of such municipalities.


--------------------------------------------------------------------------------

                               CONTRACT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT VALUE

      Until the Annuity Date, the Contract Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Contract Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

      The value of your interest in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of the mortality and expense risk charge and the administrative charge (if any).

      Initial Purchase Payments will be credited to your Contract at the AUV next computed following our acceptance of the application or enrollment form, as described under "Purchase--Contract Purchase." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Contract at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

      (e) minus a daily charge at the annual effective rate of 1.25% (or 1.15%, as applicable) for mortality and expense risks and up to 0.25% (currently 0%) as an administrative expense charge.

      The net investment rate may be either positive or negative.

                                   TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      At any time prior to the Annuity Date, you can transfer amounts held under your Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract.

      The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. However, the Company reserves the right to impose an additional fee if more than 12 such changes are made in any calendar year. The total number of investment options that you may select during the Accumulation Period is limited. (See "Investment Options--The Funds.") Additionally, 1994 Contracts provide that no more than ten investment choices may be selected at any given time. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are not available during the Annuity Period.


--------------------------------------------------------------------------------

      You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record all calls on the 800 line.


DOLLAR COST AVERAGING PROGRAM

      For 1994 Contracts, you may establish automated transfers of Funds from one Subaccount to another Subaccount on a monthly basis through the Company's Dollar Cost Averaging Program. There is no additional charge for the Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the prospectus summary which describes how you can obtain further information.

                                  WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      All or a portion of the Contract Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of the Contract: The amount paid for a full withdrawal will be the Contract Value allocated to the Subaccounts, the Guaranteed Interest Account, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix III), and the Fixed Account, minus any applicable deferred sales charge.

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Contract Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Contract will equal the amount requested plus any applicable deferred sales charge.

      For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on the Contract Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

REINVESTMENT PRIVILEGE

      Within 30 days after a withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds received for the full withdrawal of an Account. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to the Contract for the amount reinvested, as well as any applicable maintenance fee and any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Contract based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. For a discussion of amounts withdrawn from GIA and GAA and then reinvested see Appendices I and III, respectively. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.



--------------------------------------------------------------------------------

                        SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Systematic Distribution Options"). To exercise these options, your Contract Value must meet the minimum dollar amounts and age criteria applicable to that option.

      The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Contract based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2, and pays you that amount once a year. (See "Tax Status.") ECO is not available under the Roth IRA Contract.

      Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

      If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Contract Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Systematic Distribution Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options at any time, and/or to change the terms of future elections.



                   DEATH BENEFIT DURING ACCUMULATION PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      The Contract provides that a death benefit is payable to the Beneficiary(ies) upon your death before the Annuity Date. The amount of the death benefit will be equal to the Contract Value. If allowed by the Code, death benefit proceeds may be paid to the Beneficiary:

[bullet] in a lump sum;

[bullet] in accordance with any of the Annuity Options available under the Contract; or

[bullet] under any Systematic Distribution Option available under the Contract
         (if the Beneficiary is your spouse).

      The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Contract Value invested in the Contract; or

[bullet] to leave the Contract Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

      When paying the Beneficiary, we will determine the Contract Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death acceptable to the Company

      The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the


--------------------------------------------------------------------------------
entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life of the Beneficiary or any period greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY PERIOD ELECTIONS

      For the types of Contracts described in this prospectus, other than the Roth IRA, the Code requires that minimum annual distributions of the Contract Value must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2. For Roth IRAs, the minimum distribution rules do not apply prior to your death.

      Distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.")

      At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like to start receiving Annuity payments;

[bullet] the Annuity Option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Growth and Income VP, Aetna Bond VP and Aetna Balanced VP, Inc. are the only Subaccounts available.

      Annuity payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Contract will continue in the Accumulation Period. Once Annuity payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.

ANNUITY OPTIONS

      You may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity.--An Annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments-- An Annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

[bullet] Option 3--Life Income based Upon the Lives of Two Payees--An Annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

      If Option 1 or 3 is elected, it is possible that only one Annuity payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive another form of benefit.

Nonlifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period-- payments will continue for a specified period of time, as provided for under your Contract.


      An Annuity may be selected on a fixed or variable basis and payments may be made for the number of years specified in your Contract: 3-30 years for 1992

--------------------------------------------------------------------------------
                                       11

Contracts; 5-30 years for 1994 Contracts. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before five years of payments for 1994 Contracts, or 3 years of payments for 1992 Contracts, have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.")

      We may also offer additional Annuity Options under your Contract from time to time.

ANNUITY PAYMENTS

      Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Except for Roth IRAs, annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period greater than the joint life expectancies of the Annuitant and Beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Contract Value between fixed and variable payouts. No election may be made that would result in a first Annuity payment of less than $50 or total yearly Annuity payments of less than $250 for 1994 Contracts, and a first Annuity payment of less than $20 or total yearly Annuity payments of less than $100 for 1992 Contracts. If your Contract Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

      If an Annuitant dies after Annuity payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

      If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid in a lump-sum to the Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

      If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity Option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity Options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.


--------------------------------------------------------------------------------

                                   TAX STATUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Annuitant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction.

TAXATION OF THE COMPANY

      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

      In General. The Contract is designed for use with retirement plans qualified under Sections 408(b), 408(k) or 408A of the Code. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax advisor regarding the suitability of the Contract.

      Section 408(b) of the Code permits eligible individuals to contribute to a traditional "Individual Retirement Annuity" (hereinafter referred to as a "traditional IRA") on either a pre-tax and/or after-tax basis. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into a traditional IRA. Employers may establish Simplified Employee Pension (SEP) plans and make contributions to a traditional IRA on behalf of their employees.

      Section 408A of the Code permits eligible individuals to contribute to a Roth "Individual Retirement Annuity" (hereinafter referred to as a "Roth IRA") on an after-tax basis. Distributions from one Roth IRA may be rolled over to another Roth IRA. If you meet certain eligibility requirements, distributions from a traditional IRA may be rolled over to a Roth IRA. The amount you would have included in gross income if you took a distribution from your traditional IRA is included in your gross income.

      The sale of a Contract for use with any type of IRA requires special disclosure mandated by the Internal Revenue Code, and purchasers of an IRA Contract will be provided with supplemental information as required by the Code. A Contract issued as an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract as an IRA.

      Taxation of Distributions. All distributions from a traditional IRA will be taxed as ordinary income unless nondeductible contributions were made to the IRA or the distribution is rolled over to another retirement plan in accordance with the terms of the Code.


--------------------------------------------------------------------------------

      Any distribution from a Roth IRA is not taxable to you if it is a "qualified" distribution. A "qualified" distribution is any distribution made after you have attained age 59-1/2, or on account of your death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. Distributions are treated as made from contributions first.

      Distributions are generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions.

      In general, payments received by your beneficiaries after your death are taxed in the same manner as if you have received those payments, except that a limited death benefit exclusion may apply for payments due to deaths occurring on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

      The Code imposes a 10% penalty tax on the taxable portion of any distribution from a traditional or Roth IRA unless (a) you have attained age 59-1/2, (b) you have died, (c) you have become disabled as defined by the Code,
(d) the distribution amount is rolled over in accordance with the terms of the Code, (e) it is paid in a series of substantially equal periodic payments (at least annually) over your life expectancy or the joint lives or joint life expectancies of you and a designated Beneficiary, (f) the distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Code, (g) the distribution is used to pay for health insurance premiums for certain unemployed individuals, (h) the amount withdrawn is for a qualified first-time home purchase or (i) the amount withdrawn is for higher education expenses.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DISTRIBUTION

      The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Contract Holders in connection with their Contract.

      Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under a Contract. The percentage amount will range from 2% to 4% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Contract are set forth in your application. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary


--------------------------------------------------------------------------------
weekend and holiday closings) or when trading on the Exchange is restricted;
(b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since the date contributions were first received in the Fund under the Separate Account, if less than a full period). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charge, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge.) "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may be calculated from the inception date of the Fund.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

      In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

      Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes for which each person may give direction will be determined as of the record date set by the Fund.

      The number of votes that you may cast during the Accumulation Period is equal to the portion of the Contract Value allocated to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

MODIFICATION OF THE CONTRACT

      The Company may modify the Contract when it deems an amendment appropriate, by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the Contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

INVOLUNTARY TERMINATIONS

      Subject to state regulatory approval, following the completion of two Contract Years in which no Purchase Payments have been made, the Company reserves the right to pay the full Contract Value to the Contract Holder if the Contract Value is less than $1,500, provided the Company gives the Contract Holder 90 days written notice. Such Contract Value paid may not utilize the Reinvestment Privilege. The full Contract Value payable to the Contract Holder will not be reduced by any deferred sales charge, and amounts withdrawn from GIA, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from GIA will receive a guaranteed effective annual yield to the date of Contract termination as if the amounts had remained in GIA until the end of a Guaranteed Term. (See Appendix I)


--------------------------------------------------------------------------------

      Amounts surrendered from GAA will receive the greater of:

      (a) The aggregate MVA amount from all Guaranteed Terms prior to the end of those terms; or

      (b) The applicable portion of the Contract Value in GAA.

      This provision does not apply for any Contract that has elected an Annuity Option.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

YEAR 2000

      As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and
(iv) testing and certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

      The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.



--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below.

         General Information and History
         Variable Annuity Account C
         Offering and Purchase of Contracts
         Performance Data
          General
          Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of Aetna Life Insurance and Annuity Company

--------------------------------------------------------------------------------

                                   APPENDIX I
                           GUARANTEED INTEREST ACCOUNT
     (Available in all states except Washington, New York and New Jersey)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     The Guaranteed Interest Account ("GIA") is an investment option available during the Accumulation Period. Amounts allocated to the GIA are held by the Company as described in the GIA disclosure brochure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Guaranteed Interest Account has not been reviewed by the SEC.

     GIA is a Credited Interest Option under which we guarantee stipulated rates of interest for stated periods of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time.

     During a stated period of time, amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

     As long as amounts are not withdrawn before the end of a stated term, we will pay the guaranteed rate of interest. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the Contract--see "Miscellaneous--Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the Contract.

     As a Guaranteed Term matures, assets accumulating under GIA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or tax liabilities.

MORTALITY AND EXPENSE RISK CHARGE

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a Guaranteed Term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the Subaccounts currently available during the Annuity Period to provide variable Annuity payments. GIA cannot be used as an investment option during the Annuity Period.

REINVESTMENT PRIVILEGE

     Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.


--------------------------------------------------------------------------------

                                   APPENDIX II
                                 FIXED ACCOUNT
                    (Available in all states except New York)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees the minimum interest rate specified in the Contract. These minimum interest rates cannot be changed by the Company; however, the Company may credit a higher interest rate from time to time. Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

     Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Contract Values and promising a minimum interest rate and Annuity Payment. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value for a period of up to six months, or as provided by federal law. The Fixed Account withdrawal value may be paid in equal payments, with interest, over a period not to exceed 60 months when:

 (a) the amount held in the Fixed Account under this Contract exceeds $100,000 ($250,000 on 1992 Contracts) on the day prior to the current withdrawal; and

 (b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

     Interest rates, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

MORTALITY AND EXPENSE RISK CHARGE

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Additionally, any remaining balance in the Fixed Account under the Contract may be transferred by you in its entirety to any other investment option(s) if:

 (a) the Current Value in the Fixed Account is $2,000 or less; or

 (b) the maximum percentage allowed was transferred from the Fixed Account in each of the four consecutive calendar years and no additional Net Purchase Payment(s) have been allocated to the Fixed Account during that same time period.


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                                       19

     By notifying us at our Home Office at least 30 days before Annuity Payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.


--------------------------------------------------------------------------------

                                  APPENDIX III
                        GUARANTEED ACCUMULATION ACCOUNT
                           (Offered in New York only)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

     The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period under the Contracts. Amounts allocated to the GAA are held by the Company as described in the GAA prospectus. GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. This option guarantees the minimum interest rate specified in the Contract. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year.

     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms greater than three years but no more than ten years.

     Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount which is less than the amount paid into GAA.

     As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties.

MORTALITY AND EXPENSE RISK CHARGE

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a Variable Annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

REINVESTMENT PRIVILEGE

     If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.


--------------------------------------------------------------------------------

                                   APPENDIX IV
                         CONDENSED FINANCIAL INFORMATION

    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                    TABLE I
       (FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT
                           ANNUAL EXPENSES OF 1.25%)*

                                                                      1997
                                                             ----------------------
AETNA ASCENT VP
 Value at beginning of period                                        $13.395
 Value at end of period                                              $15.860
 Increase (decrease) in value of accumulation unit(1)                  18.40%
 Number of accumulation units outstanding at end of period           554,873
AETNA BALANCED VP, INC
 Value at beginning of period                                        $15.551
 Value at end of period                                              $18.811
 Increase (decrease) in value of accumulation unit(1)                  20.96%
 Number of accumulation units outstanding at end of period         6,663,594
AETNA BOND VP
 Value at beginning of period                                        $12.377
 Value at end of period                                              $13.238
 Increase (decrease) in value of accumulation unit(1)                   6.96%
 Number of accumulation units outstanding at end of period         2,482,652
AETNA CROSSROADS VP
 Value at beginning of period                                        $12.744
 Value at end of period                                              $14.797
 Increase (decrease) in value of accumulation unit(1)                  16.11%
 Number of accumulation units outstanding at end of period           424,250
AETNA GROWTH VP
 Value at beginning of period                                        $11.137
 Value at end of period                                              $13.173
 Increase (decrease) in value of accumulation unit(1)                  18.28%(4)
 Number of accumulation units outstanding at end of period            21,371
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                        $17.302
 Value at end of period                                              $22.194
 Increase (decrease) in value of accumulation unit(1)                  28.28%
 Number of accumulation units outstanding at end of period        21,842,444
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                        $10.924
 Value at end of period                                              $14.444
 Increase (decrease) in value of accumulation unit(1)                  32.23%
 Number of accumulation units outstanding at end of period           159,461
AETNA LEGACY VP
 Value at beginning of period                                        $11.982
 Value at end of period                                              $13.550
 Increase (decrease) in value of accumulation unit(1)                  13.08%
 Number of accumulation units outstanding at end of period           382,217
AETNA MONEY MARKET VP
 Value at beginning of period                                        $11.473
 Value at end of period                                              $11.951
 Increase (decrease) in value of accumulation unit(1)                   4.16%
 Number of accumulation units outstanding at end of period         2,227,782
AETNA SMALL COMPANY VP
 Value at beginning of period                                        $10.816
 Value at end of period                                              $13.654
 Increase (decrease) in value of accumulation unit(1)                  26.24%(4)
 Number of accumulation units outstanding at end of period            71,911

                                                                    1996              1995              1994
                                                             ----------------- ----------------- ------------------
AETNA ASCENT VP
 Value at beginning of period                                      $10.976          $10.000(2)
 Value at end of period                                            $13.395          $10.976
 Increase (decrease) in value of accumulation unit(1)                22.04%            9.76%
 Number of accumulation units outstanding at end of period         201,475           49,748
AETNA BALANCED VP, INC
 Value at beginning of period                                      $13.673          $10.868            $11.057
 Value at end of period                                            $15.551          $13.673            $10.868
 Increase (decrease) in value of accumulation unit(1)                13.73%           25.81%             (1.71)%(3)
 Number of accumulation units outstanding at end of period       7,803,572          940,933            261,895
AETNA BOND VP
 Value at beginning of period                                      $12.098          $10.360            $10.905
 Value at end of period                                            $12.377          $12.098            $10.360
 Increase (decrease) in value of accumulation unit(1)                 2.30%           16.78%             (5.00)%(3)
 Number of accumulation units outstanding at end of period       3,717,900          354,993            148,193
AETNA CROSSROADS VP
 Value at beginning of period                                      $10.862          $10.000(2)
 Value at end of period                                            $12.744          $10.862
 Increase (decrease) in value of accumulation unit(1)                17.32%            8.62%
 Number of accumulation units outstanding at end of period         165,860           47,204
AETNA GROWTH VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                      $14.077          $10.778            $11.020
 Value at end of period                                            $17.302          $14.077            $10.778
 Increase (decrease) in value of accumulation unit(1)                22.91%           30.61%             (2.20)%(3)
 Number of accumulation units outstanding at end of period      29,130,769        2,370,234            602,838
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                      $10.000(5)
 Value at end of period                                            $10.924
 Increase (decrease) in value of accumulation unit(1)                 9.24%
 Number of accumulation units outstanding at end of period          13,142
AETNA LEGACY VP
 Value at beginning of period                                      $10.626          $10.000(6)
 Value at end of period                                            $11.982          $10.626
 Increase (decrease) in value of accumulation unit(1)                12.76%            6.26%
 Number of accumulation units outstanding at end of period         188,303           20,531
AETNA MONEY MARKET VP
 Value at beginning of period                                      $11.026          $10.528            $10.241
 Value at end of period                                            $11.473          $11.026            $10.528
 Increase (decrease) in value of accumulation unit(1)                 4.05%            4.73%              2.80%(3)
 Number of accumulation units outstanding at end of period       3,510,588          544,383            334,746
AETNA SMALL COMPANY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                       22

                                                                     1997
                                                             --------------------
AETNA VALUE OPPORTUNITY VP
 Value at beginning of period                                       $10.977
 Value at end of period                                             $13.261
 Increase (decrease) in value of accumulation unit(1)                 20.81%(4)
 Number of accumulation units outstanding at end of period           33,295
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                       $15.664
 Value at end of period                                             $19.818
 Increase (decrease) in value of accumulation unit(1)                 26.52%
 Number of accumulation units outstanding at end of period        1,311,211
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                       $15.858
 Value at end of period                                             $19.339
 Increase (decrease) in value of accumulation unit(1)                 21.95%
 Number of accumulation units outstanding at end of period        1,110,079
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                       $11.473
 Value at end of period                                             $12.640
 Increase (decrease) in value of accumulation unit(1)                 10.17%
 Number of accumulation units outstanding at end of period          221,450
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                       $13.994
 Value at end of period                                             $17.156
 Increase (decrease) in value of accumulation unit(1)                 22.60%
 Number of accumulation units outstanding at end of period          811,557
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                       $13.710
 Value at end of period                                             $15.254
 Increase (decrease) in value of accumulation unit(1)                 11.27%
 Number of accumulation units outstanding at end of period          493,462
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                       $12.917
 Value at end of period                                             $15.576
 Increase (decrease) in value of accumulation unit(1)                 20.58%
 Number of accumulation units outstanding at end of period          241,028
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                       $13.599
 Value at end of period                                             $16.485
 Increase (decrease) in value of accumulation unit(1)                 21.22%
 Number of accumulation units outstanding at end of period          376,501
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                       $15.566
 Value at end of period                                             $18.779
 Increase (decrease) in value of accumulation unit(1)                 20.64%
 Number of accumulation units outstanding at end of period        1,206,175
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period                                       $15.114
 Value at end of period                                             $14.927
 Increase (decrease) in value of accumulation unit(1)                 (1.24)%(9)
 Number of accumulation units outstanding at end of period        1,368,373
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                       $14.067
 Value at end of period                                             $13.795
 Increase (decrease) in value of accumulation unit(1)                 (1.93)%(9)
 Number of accumulation units outstanding at end of period        1,200,982
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period                                       $16.776
 Value at end of period                                             $16.986
 Increase (decrease) in value of accumulation unit(1)                  1.25%(9)
 Number of accumulation units outstanding at end of period          516,231

                                                                   1996             1995               1994
                                                             ---------------- ---------------- -------------------
AETNA VALUE OPPORTUNITY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                      $13.880         $10.403            $10.000
 Value at end of period                                            $15.664         $13.880            $10.403
 Increase (decrease) in value of accumulation unit(1)                12.86%          33.42%              4.03%(7)
 Number of accumulation units outstanding at end of period       1,166,495         766,360            100,574
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                      $14.000         $10.472            $10.000
 Value at end of period                                            $15.858         $14.000            $10.472
 Increase (decrease) in value of accumulation unit(1)                13.27%          33.69%              4.72%(7)
 Number of accumulation units outstanding at end of period         994,616         612,992            121,070
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                      $10.262          $9.474            $10.000
 Value at end of period                                            $11.473         $10.262             $9.474
 Increase (decrease) in value of accumulation unit(1)                11.80%           8.32%             (5.26)%(7)
 Number of accumulation units outstanding at end of period         182,533         166,303             54,387
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                      $11.681         $10.000(8)
 Value at end of period                                            $13.994         $11.681
 Increase (decrease) in value of accumulation unit(1)                19.79%          16.81%
 Number of accumulation units outstanding at end of period         500,034         174,259
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                      $12.861         $10.000(8)
 Value at end of period                                            $13.710         $12.861
 Increase (decrease) in value of accumulation unit(1)                 6.60%          28.61%
 Number of accumulation units outstanding at end of period         495,557         167,920
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                      $11.259         $10.000(2)
 Value at end of period                                            $12.917         $11.259
 Increase (decrease) in value of accumulation unit(1)                14.73%          12.59%
 Number of accumulation units outstanding at end of period         127,631          34,072
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                      $11.626         $10.000(2)
 Value at end of period                                            $13.599         $11.626
 Increase (decrease) in value of accumulation unit(1)                16.98%          16.26%
 Number of accumulation units outstanding at end of period         250,918          78,126
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                      $12.216         $10.000(8)
 Value at end of period                                            $15.566         $12.216
 Increase (decrease) in value of accumulation unit(1)                27.43%          22.16%
 Number of accumulation units outstanding at end of period         526,646          65,384
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                       23

                                                                       1997           1996     1995     1994
                                                               -------------------   ------   ------   -----
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period                                        $15.809
 Value at end of period                                              $16.131
 Increase (decrease) in value of accumulation unit(1)                   2.04%(9)
 Number of accumulation units outstanding at end of period           701,952

------------------

* This Table applies to all 1994 and 1992 Internal Rollover Contracts issued on or after March 23, 1994 and all Contracts not connected with an internal transfer (i.e., external rollovers or Contracts established with at least a $1,000 annual Purchase Payment) issued on or after March 29, 1994.

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first available in this option during June 1995.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during April 1994.

(4) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.

(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during August 1996, when the Portfolio became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(6) Reflects less than a full year of performance activity. Funds were first available in this option during July 1995.

(7) Reflects less than a full year of performance activity. Funds were first received in this option during May 1994.

(8) Reflects less than a full year of performance activity. Funds were first available in this option during May 1995.

(9) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------
                                       24

                         CONDENSED FINANCIAL INFORMATION

    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1997 is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                    TABLE II
      (FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15%)

                                                                    1997             1996           1995              1994
                                                             ------------------ ------------- ---------------- ------------------
AETNA ASCENT VP
 Value at beginning of period                                      $13.415         $10.982         $10.000(2)
 Value at end of period                                            $15.900         $13.415         $10.982
 Increase (decrease) in value of accumulation unit(1)                18.52%          22.16%           9.82%
 Number of accumulation units outstanding at end of period          20,154          28,982          15,055
AETNA BALANCED VP, INC.
 Value at beginning of period                                      $15.600         $13.703         $10.880           $10.951
 Value at end of period                                            $18.889         $15.600         $13.703           $10.880
 Increase (decrease) in value of accumulation unit(1)                21.08%          13.85%          25.95%            (0.65)%(3)
 Number of accumulation units outstanding at end of period         166,915         172,588         138,271            49,333
AETNA BOND VP
 Value at beginning of period                                      $12.416         $12.125         $10.373           $10.367
 Value at end of period                                            $13.293         $12.416         $12.125           $10.373
 Increase (decrease) in value of accumulation unit(1)                 7.06%           2.40%          16.89%             0.06%(4)
 Number of accumulation units outstanding at end of period          98,338          92,017          50,261            16,110
AETNA CROSSROADS VP
 Value at beginning of period                                      $12.763         $10.868         $10.000(2)
 Value at end of period                                            $14.835         $12.763         $10.868
 Increase (decrease) in value of accumulation unit(1)                16.23%          17.44%           8.68%
 Number of accumulation units outstanding at end of period          20,404          15,074           2,394
AETNA GROWTH VP
 Value at beginning of period                                      $14.472
 Value at end of period                                            $13.183
 Increase (decrease) in value of accumulation unit(1)                (8.91)%(5)
 Number of accumulation units outstanding at end of period           2,122
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                      $17.357         $14.108         $10.791           $10.875
 Value at end of period                                            $22.287         $17.357         $14.108           $10.791
 Increase (decrease) in value of accumulation unit(1)                28.40%          23.03%          30.74%            (0.77)%(4)
 Number of accumulation units outstanding at end of period         461,571         405,331         273,578           110,420
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                      $11.406
 Value at end of period                                            $14.463
 Increase (decrease) in value of accumulation unit(1)                26.80%(6)
 Number of accumulation units outstanding at end of period          10,121
AETNA LEGACY VP
 Value at beginning of period                                      $12.000         $10.631         $10.000(7)
 Value at end of period                                            $13.583         $12.000         $10.631
 Increase (decrease) in value of accumulation unit(1)                13.20%          12.88%           6.31%
 Number of accumulation units outstanding at end of period          77,495          19,864          17,106
AETNA MONEY MARKET VP
 Value at beginning of period                                      $11.510         $11.051         $10.541           $10.484
 Value at end of period                                            $12.002         $11.510         $11.051           $10.541
 Increase (decrease) in value of accumulation unit(1)                 4.27%           4.16%           4.84%             0.54%(3)
 Number of accumulation units outstanding at end of period         137,699         173,308         145,629             9,736
AETNA SMALL COMPANY VP
 Value at beginning of period                                      $11.541
 Value at end of period                                            $13.664
 Increase (decrease) in value of accumulation unit(1)                18.40%(8)
 Number of accumulation units outstanding at end of period          13,843

--------------------------------------------------------------------------------
                                       25

                                                                      1997              1996
                                                             --------------------- -------------
AETNA VALUE OPPORTUNITY VP
 Value at beginning of period                                        $12.904
 Value at end of period                                              $13.271
 Increase (decrease) in value of accumulation unit(1)                   2.84%(9)
 Number of accumulation units outstanding at end of period             1,510
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                        $15.705           $13.902
 Value at end of period                                              $19.890           $15.705
 Increase (decrease) in value of accumulation unit(1)                  26.64%            12.97%
 Number of accumulation units outstanding at end of period           162,627           194,798
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                        $15.900           $14.023
 Value at end of period                                              $19.409           $15.900
 Increase (decrease) in value of accumulation unit(1)                  22.07%            13.39%
 Number of accumulation units outstanding at end of period            83,442            87,971
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                        $11.503           $10.278
 Value at end of period                                              $12.686           $11.503
 Increase (decrease) in value of accumulation unit(1)                  10.28%            11.92%
 Number of accumulation units outstanding at end of period            23,721            35,293
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                        $14.016           $11.689
 Value at end of period                                              $17.201           $14.016
 Increase (decrease) in value of accumulation unit(1)                  22.72%            19.91%
 Number of accumulation units outstanding at end of period            16,983            13,300
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                        $13.733           $12.869
 Value at end of period                                              $15.295           $13.733
 Increase (decrease) in value of accumulation unit(1)                  11.38%             6.71%
 Number of accumulation units outstanding at end of period            13,373            24,366
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                        $12.938           $11.265
 Value at end of period                                              $15.616           $12.938
 Increase (decrease) in value of accumulation unit(1)                  20.70%            14.85%
 Number of accumulation units outstanding at end of period            24,214            15,488
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                        $13.621           $11.633
 Value at end of period                                              $16.528           $13.621
 Increase (decrease) in value of accumulation unit(1)                  21.34%            17.09%
 Number of accumulation units outstanding at end of period             7,407             6,308
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                        $15.592           $12.223
 Value at end of period                                              $18.828           $15.592
 Increase (decrease) in value of accumulation unit(1)                  20.76%            27.56%
 Number of accumulation units outstanding at end of period            59,450            33,350
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period                                        $15.178
 Value at end of period                                              $14.991
 Increase (decrease) in value of accumulation unit(1)                  (1.23)%(12)
 Number of accumulation units outstanding at end of period            97,555
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                        $14.124
 Value at end of period                                              $13.852
 Increase (decrease) in value of accumulation unit(1)                  (1.92)%(12)
 Number of accumulation units outstanding at end of period             1,447
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period                                        $16.844
 Value at end of period                                              $17.056
 Increase (decrease) in value of accumulation unit(1)                   1.26%(12)
 Number of accumulation units outstanding at end of period            34,030

                                                                    1995                 1994
                                                             ------------------ ---------------------
AETNA VALUE OPPORTUNITY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                      $10.409              $10.000
 Value at end of period                                            $13.902              $10.409
 Increase (decrease) in value of accumulation unit(1)                33.55%                4.09%(10)
 Number of accumulation units outstanding at end of period         118,679               43,852
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                      $10.479              $10.000
 Value at end of period                                            $14.023              $10.479
 Increase (decrease) in value of accumulation unit(1)                33.82%                4.79%(3)
 Number of accumulation units outstanding at end of period          45,765               32,592
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                       $9.480              $10.000
 Value at end of period                                            $10.278               $9.480
 Increase (decrease) in value of accumulation unit(1)                 8.43%               (5.20)%(3)
 Number of accumulation units outstanding at end of period           4,284                5,098
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                      $10.000(11)
 Value at end of period                                            $11.689
 Increase (decrease) in value of accumulation unit(1)                16.89%
 Number of accumulation units outstanding at end of period           5,453
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                      $10.000(11)
 Value at end of period                                            $12.869
 Increase (decrease) in value of accumulation unit(1)                28.69%
 Number of accumulation units outstanding at end of period          22,050
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                      $10.000(2)
 Value at end of period                                            $11.265
 Increase (decrease) in value of accumulation unit(1)                12.65%
 Number of accumulation units outstanding at end of period           9,383
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                      $10.000(2)
 Value at end of period                                            $11.633
 Increase (decrease) in value of accumulation unit(1)                16.33%
 Number of accumulation units outstanding at end of period           3,238
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                      $10.000(11)
 Value at end of period                                            $12.223
 Increase (decrease) in value of accumulation unit(1)                22.23%
 Number of accumulation units outstanding at end of period           2,617
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------
                                       26

                                                                        1997            1996     1995     1994
                                                               ---------------------   ------   ------   -----
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period                                         $15.848
 Value at end of period                                               $16.172
 Increase (decrease) in value of accumulation unit(1)                    2.04%(12)
 Number of accumulation units outstanding at end of period             44,362

------------------

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first available in this option during June 1995.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.

(4) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.

(5) Reflects less than a full year of performance activity. Funds were first received in this option during October 1997.

(6) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

(7) Reflects less than a full year of performance activity. Funds were first available in this option during July 1995.

(8) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.

(9) Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.

(10) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.

(11) Reflects less than a full year of performance activity. Funds were first available in this option during May 1995.

(12) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------
                                       27

                         CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                    TABLE III

                  (1992 CONTRACTS ISSUED PRIOR TO MARCH 1994)*

                                          1997               1996             1995               1994
                                  -------------------- ---------------- ---------------- --------------------
AETNA ASCENT VP
 Value at beginning of period             $13.291
 Value at end of period                   $15.422
 Increase (decrease) in value of
  accumulation unit(1)                      16.04%(3)
 Number of accumulation units
  outstanding at end of period                380
AETNA BALANCED VP, INC.
 Value at beginning of period             $20.419            $17.954          $14.270          $14.519
 Value at end of period                   $24.700            $20.419          $17.954          $14.270
 Increase (decrease) in value of
  accumulation unit(1)                      20.96%             13.73%           25.82%           (1.71)%
 Number of accumulation units
  outstanding at end of period          2,160,305          2,716,641        9,193,181       21,990,186
AETNA BOND VP
 Value at beginning of period             $47.992            $46.913          $40.173          $42.283
 Value at end of period                   $51.330            $47.992          $46.913          $40.173
 Increase (decrease) in value of
  accumulation unit(1)                       6.96%              2.30%           16.78%           (4.99)%
 Number of accumulation units
  outstanding at end of period            959,336            835,724        2,377,622        5,108,720
AETNA CROSSROADS VP
 Value at beginning of period             $12.577
 Value at end of period                   $14.456
 Increase (decrease) in value of
  accumulation unit(1)                      14.94%(3)
 Number of accumulation units
  outstanding at end of period                873
AETNA GROWTH AND INCOME VP
 Value at beginning of period            $169.448           $137.869         $105.558         $107.925
 Value at end of period                  $217.359           $169.448         $137.869         $105.558
 Increase (decrease) in value of
  accumulation unit(1)                      28.27%             22.91%           30.61%           (2.19)%
 Number of accumulation units
  outstanding at end of period          1,826,355          2,071,139        6,364,000       13,966,072
AETNA LEGACY VP
 Value at beginning of period             $12.296
 Value at end of period                   $13.491
 Increase (decrease) in value of
  accumulation unit(1)                       9.72%(4)
 Number of accumulation units
  outstanding at end of period              2,279
AETNA MONEY MARKET VP
 Value at beginning of period             $39.528            $37.988          $36.271          $35.282
 Value at end of period                   $41.174            $39.528          $37.988          $36.271
 Increase (decrease) in value of
  accumulation unit(1)                       4.16%              4.05%            4.73%           2.80%
 Number of accumulation units
  outstanding at end of period            455,502            597,656        1,836,260        3,679,802

                                         1993              1992              1991              1990              1989
                                  ----------------- ----------------- ----------------- ----------------- ------------------
AETNA ASCENT VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA BALANCED VP, INC.
 Value at beginning of period            $13.379           $12.736           $10.896           $10.437          $10.000(2)
 Value at end of period                  $14.519           $13.379           $12.736           $10.896          $10.437
 Increase (decrease) in value of
  accumulation unit(1)                      8.52%            5.05%             16.89%             4.40%            4.37%
 Number of accumulation units
  outstanding at end of period        30,784,750        34,802,433        22,898,099        17,078,985        9,535,986
AETNA BOND VP
 Value at beginning of period            $39.038           $36.789           $31.192           $28.943          $25.574
 Value at end of period                  $42.283           $39.038           $36.789           $31.192          $28.943
 Increase (decrease) in value of
  accumulation unit(1)                      8.31%             6.11%            17.94%             7.77%           13.17%
 Number of accumulation units
  outstanding at end of period         8,210,666         8,507,292         7,844,412         6,984,793        6,202,834
AETNA CROSSROADS VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA GROWTH AND INCOME VP
 Value at beginning of period           $102.383           $97.165           $77.845           $76.311          $59.871
 Value at end of period                 $107.925          $102.383           $97.165           $77.845          $76.311
 Increase (decrease) in value of
  accumulation unit(1)                      5.41%             5.37%            24.82%             2.01%           27.46%
 Number of accumulation units
  outstanding at end of period        21,148,863        24,201,565        20,948,226        18,362,906       17,142,820
AETNA LEGACY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA MONEY MARKET VP
 Value at beginning of period            $34.619           $33.812           $32.138           $30.012          $27.783
 Value at end of period                  $35.282           $34.619           $33.812           $32.138          $30.012
 Increase (decrease) in value of
  accumulation unit(1)                      1.92%             2.39%             5.21%             7.08%            8.02%
 Number of accumulation units
  outstanding at end of period         5,086,515         7,534,662         8,430,082        10,220,110        8,286,033

                                        1988
                                  ----------------
AETNA ASCENT VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA BALANCED VP, INC.
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA BOND VP
 Value at beginning of period           $24.061
 Value at end of period                 $25.574
 Increase (decrease) in value of
  accumulation unit(1)                     6.29%
 Number of accumulation units
  outstanding at end of period        5,955,293
AETNA CROSSROADS VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA GROWTH AND INCOME VP
 Value at beginning of period           $52.885
 Value at end of period                 $59.871
 Increase (decrease) in value of
  accumulation unit(1)                    13.21%
 Number of accumulation units
  outstanding at end of period       16,455,396
AETNA LEGACY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA MONEY MARKET VP
 Value at beginning of period           $26.171
 Value at end of period                 $27.783
 Increase (decrease) in value of
  accumulation unit(1)                     6.16%
 Number of accumulation units
  outstanding at end of period        8,154,644

--------------------------------------------------------------------------------

                                          1997               1996             1995               1994
                                  -------------------- ---------------- ---------------- --------------------
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period             $19.965            $17.951          $13.990          $14.640
 Value at end of period                   $23.675            $19.965          $17.951          $13.990
 Increase (decrease) in value of
  accumulation unit(1)                      18.59%             11.22%           28.31%           (4.44)%
 Number of accumulation units
  outstanding at end of period            929,282            898,279          856,361          743,464
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period             $13.110            $11.617          $10.000(6)
 Value at end of period                   $16.587            $13.110          $11,617
 Increase (decrease) in value of
  accumulation unit(1)                      26.52%             12.86%           16.17%
 Number of accumulation units
  outstanding at end of period          2,139,178          1,454,755          628,582
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period             $11.843
 Value at end of period                   $14.087
 Increase (decrease) in value of
  accumulation unit(1)                      18.95%(7)
 Number of accumulation units
  outstanding at end of period                 29
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period             $11.400            $10.197          $10.000(8)
 Value at end of period                   $12.560            $11.400          $10.197
 Increase (decrease) in value of
  accumulation unit(1)                      10.18%             11.80%            1.97%
 Number of accumulation units
  outstanding at end of period                  0                  0            1,302
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period             $14.092            $11.763          $10.000(6)
 Value at end of period                   $17.276            $14.092          $11.763
 Increase (decrease) in value of
  accumulation unit(1)                      22.59%             19.79%           17.63%
 Number of accumulation units
  outstanding at end of period          2,706,862          1,522,169          525,476
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period             $16.334            $15.323          $12.169          $10.000(9)
 Value at end of period                   $18.174            $16.334          $15.323          $12.169
 Increase (decrease) in value of
  accumulation unit(1)                      11.26%              6.60%           25.91%           21.69%
 Number of accumulation units
  outstanding at end of period          1,939,607          1,893,718        1,280,953          393,553
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period             $12.453            $10.853          $10.000(8)
 Value at end of period                   $15.016            $12.453          $10.853
 Increase (decrease) in value of
  accumulation unit(1)                      20.58%             14.73%            8.53%
 Number of accumulation units
  outstanding at end of period              7,873                231              161
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period             $13.074            $12.124           $9.911          $10.000(10)
 Value at end of period                   $14.430            $13.074          $12.124          $9.911
 Increase (decrease) in value of
  accumulation unit(1)                      10.37%              7.83%           22.33%           (0.89)%
 Number of accumulation units
  outstanding at end of period              5,211              3,761            3,345            1,555
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period             $13.872            $11.859          $10.000(8)
 Value at end of period                   $16.816            $13.872          $11.859
 Increase (decrease) in value of
  accumulation unit(1)                      21.22%             16.98%           18.59%
 Number of accumulation units
  outstanding at end of period          1,109,942            663,945          109,717

                                         1993              1992              1991              1990              1989
                                  ----------------- ----------------- ----------------- ----------------- ------------------
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period            $13.726           $12.913           $11.233           $10.568          $10.000(5)
 Value at end of period                  $14.640           $13.726           $12.913           $11.233          $10.568
 Increase (decrease) in value of
  accumulation unit(1)                      6.66%             6.30%            14.96%             6.29%            5.68%
 Number of accumulation units
  outstanding at end of period           705,415           503,006           355,851           148,576           20,710
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period

                                        1988
                                  ----------------
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period



--------------------------------------------------------------------------------
                                       29

                                          1997               1996             1995               1994
                                  -------------------- ---------------- ---------------- --------------------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period             $15.493            $12.158          $10.000(8)
 Value at end of period                   $18.690            $15.493          $12.158
 Increase (decrease) in value of
  accumulation unit(1)                      20.64%             27.43%           21.58%
 Number of accumulation units
  outstanding at end of period          3,873,511          2,090,908          314,653
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period             $15.236
 Value at end of period                   $15.046
 Increase (decrease) in value of
  accumulation unit(1)                      (1.24)%(11)
 Number of accumulation units
  outstanding at end of period          2,707,904
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period             $12.195
 Value at end of period                   $11.960
 Increase (decrease) in value of
  accumulation unit(1)                      (1.93)%(11)
 Number of accumulation units
  outstanding at end of period            232,418
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period             $23.106
 Value at end of period                   $23.440
 Increase (decrease) in value of
  accumulation unit(1)                       1.45%(11)
 Number of accumulation units
  outstanding at end of period          2,018,219
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period             $17.490
 Value at end of period                   $17.709
 Increase (decrease) in value of
  accumulation unit(1)                       1.25%(11)
 Number of accumulation units
  outstanding at end of period          3,237,710
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period             $16.276
 Value at end of period                   $16.608
 Increase (decrease) in value of
  accumulation unit(1)                       2.04%(11)
 Number of accumulation units
  outstanding at end of period          1,317,058

                                         1993              1992              1991              1990              1989
                                  ----------------- ----------------- ----------------- ----------------- ------------------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period

                                        1988
                                  ----------------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period

------------
* This Table applies to 1992 Internal Rollover Contracts issued prior to March 23, 1994 and 1992 Contracts not connected with an internal transfer (i.e., external rollovers or Contracts established with at least a $1,000 annual Purchase Payment) issued prior to March 29, 1994.
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(5) The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund/Portfolio became available under the Contract.
(6) The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.
(7) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
(8) The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.
(9) The initial Accumulation Unit value was established at $10.000 during June 1994, when funds were first received in this option.
(10) The initial Accumulation Unit value was established at $10.000 during November 1994, when funds were first received in this option.
(11) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.




--------------------------------------------------------------------------------

                       Please attach to your Application

     I hereby acknowledge receipt of an Account C Individual Variable Annuity Contract Prospectus dated May 1, 1998 for Individual Retirement Annuities and Simplified Employee Pension Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.


______ Please send an Account C Statement of Additional Information (Form No. SAI.75988-98 dated May 1, 1998.




--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE





--------------------------------------------------------------------------------
                                     DATE





Pros.75988.98

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 1998

Individual Variable Annuity Contracts for Individual Retirement Annuities under
 Section 408(b) and (subject to state regulatory approval) Section 408A ("Roth IRA") and Simplified Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1998.

A free Prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                           Page

General Information and History............................................  2
Variable Annuity Account C.................................................  2
Offering and Purchase of Contracts.........................................  3
Performance Data...........................................................  3
           General.........................................................  3
           Average Annual Total Return Quotations..........................  4
Annuity Payments...........................................................  11
Sales Material and Advertising.............................................  12
Independent Auditors.......................................................  12
Financial Statements of the Separate Account...............................  S-1
Financial Statements of Aetna Life Insurance and Annuity Company...........  F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company (ALIAC) had $40.7 billion invested through its products, including $22.3 billion in its separate accounts (of which the Company, or an affilate oversees the management of $17.6 billion) and $1.3 billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1996. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States and in the District of Columbia. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the Prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the Prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:

o Aetna Ascent VP (formerly known as Aetna Ascent Variable            o Aetna Value Opportunity VP (formerly known as Aetna
  Portfolio)                                                            Variable Capital Appreciation Portfolio)
o Aetna Balanced VP, Inc. (formerly known as Aetna Investment         o Calvert Social Balanced Portfolio (formerly known as Calvert
  Advisers Fund, Inc.)                                                  Responsibly Invested Balanced Portfolio)
o Aetna Income Shares d/b/a Aetna Bond VP                             o Fidelity VIP Equity-Income Portfolio
o Aetna Crossroads VP (formerly known as Aetna Crossroads             o Fidelity VIP Growth Portfolio
  Variable Portfolio)                                                 o Fidelity VIP Overseas Portfolio
o Aetna Growth VP (formerly known as Aetna Variable Growth            o Fidelity VIP II Contrafund Portfolio
  Portfolio)                                                          o Janus Aspen Aggressive Growth Portfolio
o Aetna Variable Fund d/b/a Aetna Growth and Income VP                o Janus Aspen Balanced Portfolio
o Aetna High Yield VP                                                 o Janus Aspen Flexible Income Portfolio
o Aetna Index Plus Large Cap VP (formerly known as Aetna              o Janus Aspen Growth Portfolio
  Variable Index Plus Portfolio)                                      o Janus Aspen Worldwide Growth Portfolio
o Aetna Index Plus Mid Cap VP                                         o Oppenheimer Global Securities Fund
o Aetna Index Plus Small Cap VP                                       o Oppenheimer Strategic Bond Fund
o Aetna International VP                                              o Portfolio Partners MFS Emerging Equities Portfolio
o Aetna Legacy VP (formerly known as Aetna Legacy Variable            o Portfolio Partners MFS Research Growth Portfolio
  Portfolio)                                                          o Portfolio Partners MFS Value Equity Portfolio
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP              o Portfolio Partners Scudder International Growth Portfolio
o Aetna Real Estate Securities VP                                     o Portfolio Partners T. Rowe Price Growth Equity Portfolio
o Aetna Small Company VP (formerly known as Aetna Variable
  Small Company Portfolio)

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the Prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the Prospectus under the section titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). Table One reflects the deferred sales charge schedules shown in Schedule A of the Prospectus, Table Two reflects the schedule shown in Schedule B of the Prospectus and Table Three reflects the schedule shown in Schedule

C of the Prospectus. These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the Funds inception date and/or the date contributions were first received in the Fund under the Separate Account.

Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Contract Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the Subaccounts under the Contract.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

                               TABLE ONE (Part 1)


               CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE A

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Date
                                                                                                                      Contributions
                                                                                                                         First
                                                                                                                        Received
                                                                                                                        Under the
                Installment Payment Account                                                                             Separate
                   ($25 Maintenance Fee)                                                 STANDARDIZED                    Account
-----------------------------------------------------------------------------------------------------------------------------------
                         SUBACCOUNT                                       1 Year      5 Year     10 Year   Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                           18.31%                             19.51%    07/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                   20.87%      12.93%                 11.03%    04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                           6.86%       5.51%      7.77%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                       16.02%                             16.93%    07/04/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                              17.71%    05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                             28.18%      16.15%     15.10%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                             32.13%                             31.96%    10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                           12.99%                             13.14%    07/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                                4.07%       3.42%      4.54%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                       19.36%    05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                   19.50%    05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                         18.49%      11.40%                 10.42%    05/31/89
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                      26.42%                             21.05%    05/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             21.85%                             19.96%    05/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                           10.08%                              7.36%    05/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                      22.51%                             23.67%    05/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                   11.17%                             18.72%    06/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                            20.49%                             18.54%    06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                     10.28%                             12.10%    10/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                              21.13%                             20.87%    06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                    20.54%                             27.12%    05/31/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                           (2.32%)   11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)       7.78%                             10.33%    09/30/93
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                             (3.01%)   11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                      (4.26%)      4.42%                  5.98%    08/31/92
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                 0.34%    11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)      24.68%      11.51%                 10.16%    05/31/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                     0.14%    11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                  7.54%      12.19%                  7.82%    07/31/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                      0.93%    11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3)   26.56%                             21.91%    10/31/94
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.135%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 1% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

                               TABLE ONE (Part II)

               CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE A

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Fund
                            Installment Payment Account                                                                Inception
                             ($25 Maintenance Fee)                                   NON-STANDARDIZED                    Date
-----------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT                            1 Year 3 Years 5 Years  10 Years   Inception**
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                         18.31%                                20.24%   07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                 20.87%  19.92%  12.93%                11.03%   04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                         6.86%   8.42%   5.51%    7.77%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                     16.02%                                16.93%   07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                         31.26%                                31.22%   12/13/96
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                           28.18%  27.13%  16.15%   15.10%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                           32.13%                                32.82%   09/16/96
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                         12.99%                                13.44%   07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                              4.07%   4.22%   3.42%    4.54%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                  32.72%                                33.67%   12/27/96
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                              37.53%                                38.06%   12/13/96
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                                    18.49%  19.03%  11.40%   10.93%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                                 26.42%  23.88%  18.58%   15.19%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                        21.85%  22.60%  16.45%   15.64%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                                      10.08%   9.99%   12.61%   8.17%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                    22.51%                                26.52%   01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                 11.17%  14.21%                        17.65%   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                          20.49%  19.38%                        14.76%   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                   10.28%  13.24%                         8.57%   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                            21.13%  22.07%                        16.12%   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                  20.54%  24.49%                        21.30%   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                      20.81%  12.31%  17.24%                10.78%   11/12/90
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                          7.26%  10.51%                         6.21%   05/03/93
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                           (1.34%)   11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)     7.78%  16.42%  10.72%                17.42%   09/21/88
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                             (2.03%)   11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                    (4.26%)  5.35%   4.42%    7.28%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                  1.21%   11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)    24.68%  20.40%  11.51%   13.13%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                      1.37%   11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                7.54%  10.12%  12.19%   10.31%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                       1.82%   11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3) 26.56%  23.97%  18.18%                18.13%   01/09/89
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the Fund's inception date.

(1)  These Funds have been in operation for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.135%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 1% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                               TABLE TWO (Part I)


               CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE B

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Date
                                                                                                                  Contributions
                                                                                                                     First
                                                                                                                    Received
                                                                                                                    Under the
                        Installment Payment Account                                                                 Separate
                           ($25 Maintenance Fee)                                      STANDARDIZED                  Account
------------------------------------------------------------------------------------------------------------------------------------
                               SUBACCOUNT                                   1 Year   5 Year  10 Year   Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                             12.39%                       17.00%     07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                     14.82%   12.01%              10.90%     04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                             1.51%    4.65%   7.77%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                         10.21%                       14.55%     07/04/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                          12.95%     05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                               21.77%   15.20%  15.10%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                               25.52%                       26.28%     10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                              7.33%                       10.76%     07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                                 (1.14%)   2.58%   4.54%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                   14.54%     05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                               14.67%     05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                           12.56%   10.49%              10.29%     05/31/89
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                        20.10%                       19.33%     05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                               15.76%                       18.25%     05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                              4.57%                        5.83%     05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                        16.38%                       21.24%     05/31/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                      5.61%                       17.00%     06/30/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                              14.46%                       16.13%     06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                        4.76%                       10.29%     10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                15.07%                       18.41%     06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                      14.51%                       24.62%     05/31/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                       (6.27%)    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)         2.38%                        9.00%     09/30/93
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                         (6.93%)    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                        (9.05%)   3.57%               5.17%     08/31/92
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                            (3.72%)    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)        18.44%   10.60%              10.03%     05/31/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                (3.91%)    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                    2.16%   11.28%               7.69%     07/31/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                 (3.16%)    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3)     20.23%                       19.95%     10/31/94
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.135%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 5% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

                               TABLE TWO (Part II)

               CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE B

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Fund
                     Installment Payment Account                                                                           Inception
                        ($25 Maintenance Fee)                                              NON-STANDARDIZED                  Date
------------------------------------------------------------------------------------------------------------------------------------
                              SUBACCOUNT                                    1 Year  3 Years 5 Years  10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                             18.31%                                20.24%  07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                     20.87%   19.92%  12.93%               11.03%  04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                             6.86%    8.42%   5.51%    7.77%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                         16.02%                                16.93%  07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                             31.26%                                31.22%  12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                               28.18%   27.13%  16.15%   15.10%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                               32.13%                                32.82%  09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                             12.99%                                13.44%  07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                                  4.07%    4.22%   3.42%    4.54%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                      32.72%                                33.67%  12/27/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                  37.53%                                38.06%  12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                                        18.49%   19.03%  11.40%   10.93%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                                     26.42%   23.88%  18.58%   15.19%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                            21.85%   22.60%  16.45%   15.64%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                                          10.08%    9.99%  12.61%    8.17%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                        22.51%                                26.52%  01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                     11.17%   14.21%                       17.65%  09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                              20.49%   19.38%                       14.76%  09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                       10.28%   13.24%                        8.57%  09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                21.13%   22.07%                       16.12%  09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                      20.54%   24.49%                       21.30%  09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                          20.81%   12.31%  17.24%               10.78%  11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                              7.26%   10.51%                        6.21%  05/03/93
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                               (1.34%)  11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)         7.78%   16.42%  10.72%               17.42%  09/21/88
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                 (2.03%)  11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                        (4.26%)   5.35%   4.42%    7.28%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                      1.21%  11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)        24.68%   20.40%  11.51%   13.13%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                          1.37%  11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                    7.54%   10.12%  12.19%   10.31%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                           1.82%  11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3)     26.56%   23.97%  18.18%               18.13%  01/09/89
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the Fund's inception date.

(1)  These Funds have been in operation for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.135%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                              TABLE THREE (Part I)


              CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE C

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Date
                                                                                                                       Contributions
                       Installment Payment Account                                                                          First
                       ($25 Maintenance Fee)                                               STANDARDIZED                   Received
                                                                                                                          Under the
                                                                                                                          Separate
                                                                                                                           Account
-----------------------------------------------------------------------------------------------------------------------------------
                              SUBACCOUNT                                    1 Year  5 Year  10 Year  Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                             11.21%                   17.00%      07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                     13.61%  12.47%           11.03%      04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                             0.44%   5.09%  7.77%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                          9.05%                   14.55%      07/04/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                      11.76%      05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                               20.48%  15.68%  5.10%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                               24.20%                   25.14%      10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                              6.20%                   10.76%      07/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                                 (2.18%)  3.01%  4.54%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                               13.33%      05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                           13.46%      05/30/97
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                           11.38%  10.95%           10.42%      05/31/89
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                        18.83%                   19.68%      05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                               14.54%                   18.60%      05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                              3.46%                    6.14%      05/31/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                        15.15%                   21.24%      05/31/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                      4.49%                   17.35%      06/30/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                              13.25%                   16.13%      06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                        3.66%                   10.66%      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                13.85%                   18.41%      06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                      13.30%                   24.62%      05/31/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                   (7.26%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)         1.30%                    9.54%      09/30/93
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                     (7.91%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                       (10.01%)  3.99%            5.58%      08/31/92
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                        (4.73%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)        17.19%  11.06%           10.16%      05/31/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                            (4.92%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                    1.08%  11.74%            7.82%      07/31/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                             (4.18%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3)     18.96%                   20.34%      10/31/94
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.135%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 6% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

                              TABLE THREE (Part II)

               CORRESPONDING WITH DEFERRED SALES CHARGE SCHEDULE C

-----------------------------------------------------------------------------------------------------------------------------------
                 Installment Payment Account                                                                                 Fund
                     ($25 Maintenance Fee)                                                 NON-STANDARDIZED               Inception
                                                                                                                             Date
------------------------------------------------------------------------------------------------------------------------------------
                              SUBACCOUNT                                    1 Year  3 Years 5 Years  10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                             18.31%                             20.24%      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                     20.87%  19.92%  12.93%             11.03%      04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                             6.86%   8.42%   5.51%    7.77%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                         16.02%                             16.93%      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                             31.26%                             31.22%      12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                               28.18%  27.13%  16.15%   15.10%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                               32.13%                             32.82%      09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                             12.99%                             13.44%      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                                  4.07%   4.22%   3.42%    4.54%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                      32.72%                             33.67%      12/27/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                  37.53%                             38.06%      12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                                        18.49%  19.03%  11.40%   10.93%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                                     26.42%  23.88%  18.58%   15.19%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                            21.85%  22.60%  16.45%   15.64%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                                          10.08%   9.99%  12.61%    8.17%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                        22.51%                             26.52%      01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                     11.17%  14.21%                     17.65%      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                              20.49%  19.38%                     14.76%      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                       10.28%  13.24%                      8.57%      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                21.13%  22.07%                     16.12%      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                      20.54%  24.49%                     21.30%      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                          20.81%  12.31%  17.24%             10.78%      11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                              7.26%  10.51%                      6.21%      05/03/93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                             (1.34%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)         7.78%  16.42%  10.72%             17.42%      09/21/88
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                               (2.03%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                        (4.26%)  5.35%   4.42%    7.28%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                   1.21%      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)        24.68%  20.40%  11.51%   13.13%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                       1.37%      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                    7.54%  10.12%  12.19%   10.31%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                        1.82%      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3)     26.56%  23.97%  18.18%             18.13%      01/09/89
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the Fund's inception date.
(1)  These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.135%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 6% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS
When Annuity payments are to begin, the value of the Contract is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:

Assume that, at the date Annuity payments are to commence, there are 3,000 Accumulation Units credited under a particular Contract and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due. The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C

                                      Index



Statement of Assets and Liabilities................................... S-2
Statements of Operations and Changes in Net Assets.................... S-5
Notes to Financial Statements......................................... S-6
Independent Auditors' Report.......................................... S-17

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 189,402,635 shares (cost $5,932,019,068) ........................ $ 6,370,594,954
 Aetna Income Shares; 29,481,519 shares (cost $379,976,337) ...........................     378,848,309
 Aetna Variable Encore Fund; 17,984,272 shares (cost $234,633,355) ....................     240,346,197
 Aetna Investment Advisers Fund, Inc.; 61,720,862 shares (cost $848,048,432) ..........     989,547,679
 Aetna GET Fund, Series B; 5,058,054 shares (cost $56,606,586) ........................      79,552,932
 Aetna GET Fund, Series C; 18,780,804 shares (cost $190,080,319) ......................     236,822,693
 Aetna Ascent Variable Portfolio; 5,107,825 shares (cost $66,607,510) .................      72,115,304
 Aetna Crossroads Variable Portfolio; 3,801,191 shares (cost $47,125,006) .............      49,739,310
 Aetna Legacy Variable Portfolio; 2,710,978 shares (cost $32,214,576) .................      32,802,912
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio; 171,171 shares (cost $2,313,642) .....       2,039,640
  Aetna Variable Growth Portfolio; 111,560 shares (cost $1,335,706) ...................       1,098,483
  Aetna Variable Index Plus Portfolio; 5,933,809 shares (cost $76,210,503) ............      83,175,077
  Aetna Variable Small Company Portfolio; 388,120 shares (cost $5,122,912) ............       4,956,212
 Calvert Social Balanced Portfolio; 27,469,430 shares (cost $47,247,774) ..............      54,444,411
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 7,855,657 shares (cost $156,737,051) .......................     190,735,350
  Growth Portfolio; 3,457,071 shares (cost $105,862,746) ..............................     128,257,345
  Overseas Portfolio; 700,480 shares (cost $13,223,729) ...............................      13,449,206
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 1,288,137 shares (cost $19,277,286) ........................      23,199,341
  Contrafund Portfolio; 12,866,038 shares (cost $206,330,826) .........................     256,548,805
  Index 500 Portfolio; 504,605 shares (cost $46,209,224) ..............................      57,721,771
 Janus Aspen Series:
  Aggressive Growth Portfolio; 10,248,197 shares (cost $174,115,177) ..................     210,600,444
  Balanced Portfolio; 2,143,788 shares (cost $32,647,487) .............................      37,451,981
  Flexible Income Portfolio; 1,252,635 shares (cost $14,374,926) ......................      14,756,039
  Growth Portfolio; 4,330,541 shares (cost $68,345,213) ...............................      80,028,403
  Worldwide Growth Portfolio; 18,350,150 shares (cost $366,705,134)....................     429,210,001
 Lexington Emerging Markets Fund; 649,673 shares (cost $6,756,872).....................       5,788,593
 Lexington Natural Resources Trust Fund; 2,881,672 shares (cost $41,178,832)...........      42,965,725
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 8,228,209 shares (cost $356,891,357).............     352,990,165
 PPI MFS Research Growth Portfolio; 23,381,050 shares (cost $231,196,214)..............     227,029,997
 PPI MFS Value Equity Portfolio; 3,887,887 shares (cost $114,649,620)..................     116,286,704
 PPI Scudder International Growth Portfolio; 14,375,874 shares (cost $199,666,185).....     202,699,815
 PPI T. Rowe Price Growth Equity Portfolio; 3,885,589 shares (cost $166,078,985) ......     169,450,553
                                                                                        ---------------
NET ASSETS (cost $10,239,788,590) ..................................................... $11,155,254,351
                                                                                        ===============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Variable Fund:
 Annuity contracts in accumulation .................................................... $ 6,078,549,136
 Annuity contracts in payment period ..................................................     292,045,818
Aetna Income Shares:
 Annuity contracts in accumulation ....................................................     372,629,553
 Annuity contracts in payment period ..................................................       6,218,756

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


Aetna Variable Encore Fund:
 Annuity contracts in accumulation ......................  $   240,346,197
Aetna Investment Advisers Fund, Inc.:
 Annuity contracts in accumulation ......................      968,354,403
 Annuity contracts in payment period ....................       21,193,276
Aetna GET Fund, Series B:
 Annuity contracts in accumulation ......................       79,552,932
Aetna GET Fund, Series C:
 Annuity contracts in accumulation ......................      236,822,693
Aetna Ascent Variable Portfolio:
 Annuity contracts in accumulation ......................       72,115,304
Aetna Crossroads Variable Portfolio:
 Annuity contracts in accumulation ......................       49,739,310
Aetna Legacy Variable Portfolio:
 Annuity contracts in accumulation ......................       32,749,254
 Annuity contracts in payment period ....................           53,658
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Appreciation Portfolio:
 Annuity contracts in accumulation ......................        2,039,640
 Aetna Variable Growth Portfolio:
 Annuity contracts in accumulation ......................        1,098,483
Aetna Variable Index Plus Portfolio:
 Annuity contracts in accumulation ......................       83,098,319
 Annuity contracts in payment period ....................           76,758
 Aetna Variable Small Company Portfolio:
 Annuity contracts in accumulation ......................        4,956,212
Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation ......................       54,444,411
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation ......................      190,735,350
 Growth Portfolio:
 Annuity contracts in accumulation ......................      128,257,345
 Overseas Portfolio:
 Annuity contracts in accumulation ......................       13,449,206
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation ......................       23,199,341
 Contrafund Portfolio:
 Annuity contracts in accumulation ......................      256,548,805
 Index 500 Portfolio:
 Annuity contracts in accumulation ......................       57,721,771
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation ......................      210,600,444
 Balanced Portfolio:
 Annuity contracts in accumulation ......................       37,451,981
 Flexible Income Portfolio:
 Annuity contracts in accumulation ......................       14,756,039
 Growth Portfolio:
 Annuity contracts in accumulation ......................       79,992,417
 Annuity contracts in payment period ....................           35,986

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Worldwide Growth Portfolio:
 Annuity contracts in accumulation ...........  $   429,093,163
 Annuity contracts in payment period .........          116,838
Lexington Emerging Markets Fund:
 Annuity contracts in accumulation ...........        5,788,593
Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation ...........       42,965,725
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation ...........      352,966,999
 Annuity contracts in payment period .........           23,166
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation ...........      227,029,997
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation ...........      116,286,704
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation ...........      202,699,815
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation ...........      169,450,553
                                                ---------------
                                                $11,155,254,351
                                                ===============


See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                 1996
                                                                          -------------------   -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ............................................................     $ 1,552,106,208      $  712,854,599
Expenses: (Notes 2 and 5)
 Valuation period deductions ..........................................        (120,867,375)        (93,446,331)
                                                                            ---------------      --------------
Net investment income .................................................       1,431,238,833         619,408,268
                                                                            ---------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ..................................................       2,013,561,413       2,060,808,031
 Cost of investments sold .............................................       1,773,010,971       1,547,239,509
                                                                            ---------------      --------------
  Net realized gain ...................................................         240,550,442         513,568,522
Net unrealized gain on investments: (Note 5)
 Beginning of year ....................................................         612,391,085         594,083,184
 End of year ..........................................................         915,465,761         612,391,085
                                                                            ---------------      --------------
  Net change in unrealized gain .......................................         303,074,676          18,307,901
                                                                            ---------------      --------------
Net realized and unrealized gain on investments .......................         543,625,118         531,876,423
                                                                            ---------------      --------------
Net increase in net assets resulting from operations ..................       1,974,863,951       1,151,284,691
                                                                            ---------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ...........................       1,039,130,530         951,293,520
Sales and administrative charges deducted by the Company ..............             (17,373)            (61,783)
                                                                            ---------------      --------------
 Net variable annuity contract purchase payments ......................       1,039,113,157         951,231,737
Transfer from the Company for mortality guarantee adjustments .........           2,085,609           3,247,064
Transfers from the Company's fixed account options ....................         166,510,610         187,508,331
Transfers to the Company's other variable annuity accounts ............         (88,238,000)                  0
Redemptions by contract holders .......................................        (474,257,152)       (339,383,183)
Annuity Payments ......................................................         (31,253,253)        (20,948,181)
Other .................................................................           1,227,066             144,245
                                                                            ---------------      --------------
 Net increase in net assets from unit transactions (Note 5) ...........         615,188,037         781,800,013
                                                                            ---------------      --------------
Change in net assets ..................................................       2,590,051,988       1,933,084,704
NET ASSETS:
Beginning of year .....................................................       8,565,202,363       6,632,117,659
                                                                            ---------------      --------------
End of year ...........................................................     $11,155,254,351      $8,565,202,363
                                                                            ===============      ==============


See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund
   Aetna Income Shares
   Aetna Variable Encore Fund
   Aetna Investment Advisers Fund, Inc.
   Aetna GET Fund, Series B
   Aetna GET Fund, Series C
   Aetna Ascent Variable Portfolio
   Aetna Crossroads Variable Portfolio
   Aetna Legacy Variable Portfolio
   Aetna Variable Portfolios, Inc.:
   [bullet] Aetna Variable Capital Appreciation Portfolio
   [bullet] Aetna Variable Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio
   [bullet] Aetna Variable Small Company Portfolio
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

   Fidelity Investments Variable Insurance Products
   Fund II:
   [bullet] Asset Manger Portfolio
   [bullet] Contrafund Portfolio
   [bullet] Index 500 Portfolio
   Janus Aspen Series:
   [bullet] Aggressive Growth Portfolio
   [bullet] Balanced Portfolio
   [bullet] Flexible Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   Portfolio Partners, Inc.:
   [bullet] PPI MFS Emerging Equities Portfolio
   [bullet] PPI MFS Research Growth Portfolio
   [bullet] PPI MFS Value Equity Portfolio
   [bullet] PPI Scudder International Growth Portfolio
   [bullet] PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $4,059,988,283 and $2,013,561,413; $3,462,016,312 and
   $2,060,808,031, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
Assets

---------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                         Valuation
                                                                           Period
                                                       Dividends         Deductions
---------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $1,291,034,822     ($ 68,500,273)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Income Shares:                                  22,258,737        (4,263,839)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                            9,635,587        (2,938,575)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                128,304,517       (10,844,018)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                             13,341,021        (1,078,816)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                              3,678,012        (3,257,441)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       4,541,482          (578,657)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   3,316,159          (392,434)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                       1,788,369          (229,584)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:          312,433            (2,197)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                        249,335            (1,093)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                   3,327,658          (542,532)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:                 269,004            (5,868)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                                 1,199,482        (1,526,918)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      11,721,861        (3,575,543)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                       Proceeds        Cost of           Net
                                                         from        Investments      Realized
                                                        Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $205,088,291    $150,120,010    $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                46,789,033      49,260,722      (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        206,958,669     210,166,945      (3,208,276)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:               37,558,168      27,770,494       9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                            7,648,728       4,940,723       2,708,005
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                           13,972,003      11,896,317       2,075,686
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       498,613         380,091         118,522
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   409,248         325,568          83,680
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                     2,265,127       2,019,840         245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:        123,165         113,851           9,314
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                       80,207          72,190           8,017
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                29,980,862      29,823,433         157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:               478,457         428,319          50,138
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                             169,481,196     134,718,793      34,762,403
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                   403,516,606     343,440,431      60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------
        $327,744,944      $438,575,885       $110,830,941         $ 75,435,966
                                                                                     $4,694,078,344      $6,078,549,136
                                                                                        212,746,872         292,045,818
-----------------------------------------------------------------------------------------------------------------------
          (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                        354,233,289         372,629,553
                                                                                          5,616,023           6,218,756
-----------------------------------------------------------------------------------------------------------------------
            (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                        245,304,466         240,346,197
-----------------------------------------------------------------------------------------------------------------------
          97,219,569       141,499,248         44,279,679            2,724,400
                                                                                        800,532,626         968,354,403
                                                                                         14,762,802          21,193,276
-----------------------------------------------------------------------------------------------------------------------
          17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                         65,062,153          79,552,932
-----------------------------------------------------------------------------------------------------------------------
           2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                        199,058,163         236,822,693
-----------------------------------------------------------------------------------------------------------------------
           1,716,824         5,507,794          3,790,970           42,582,396
                                                                                         21,660,591          72,115,304
-----------------------------------------------------------------------------------------------------------------------
             838,329         2,614,303          1,775,974           30,197,010
                                                                                         14,758,921          49,739,310
-----------------------------------------------------------------------------------------------------------------------
             112,482           588,337            475,855           21,455,983
                                                                                          9,067,002          32,749,254
                                                                                                  0              53,658
-----------------------------------------------------------------------------------------------------------------------
                   0          (274,002)          (274,002)           1,994,092
                                                                                                  0           2,039,640
-----------------------------------------------------------------------------------------------------------------------
                   0          (237,223)          (237,223)           1,079,447
                                                                                                  0           1,098,483
-----------------------------------------------------------------------------------------------------------------------
              80,325         6,964,574          6,884,249           62,694,836
                                                                                         10,653,437          83,098,319
                                                                                                  0              76,758
-----------------------------------------------------------------------------------------------------------------------
                   0          (166,700)          (166,700)           4,809,638
                                                                                                  0           4,956,212
-----------------------------------------------------------------------------------------------------------------------
           6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                        104,872,172                   0
-----------------------------------------------------------------------------------------------------------------------
          39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                        323,871,170                   0
                                                                                                  0                   0
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                              Valuation
                                                                               Period
                                                              Dividends      Deductions
-------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $ 5,882,464    ($ 2,974,651)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                           3,787,208        (578,804)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   11,536,379      (1,844,101)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           3,033,640      (1,277,878)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           762,691        (144,474)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                    2,134,313        (253,981)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       4,376,096      (2,382,593)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          890,215        (515,853)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    1,578,341        (279,189)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                        0      (2,188,842)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           940,676        (329,511)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                    757,640        (131,213)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           1,871,919        (768,752)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                                 64,108         (25,465)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 5,510,563      (4,109,527)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds        Cost of            Net
                                                                  from        Investments       Realized
                                                                 Sales            Sold         Gain (Loss)
-------------------------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $347,378,690    $348,986,817     ($ 1,608,127)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                            1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                          6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          989,526         754,795          234,731
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                          1,236,230         981,509          254,721
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                   4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                               5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
           Net Unrealized                                          Net
             Gain (Loss)                      Net          Increase (Decrease)                Net Assets
             -----------                   Change in          In Net Assets                   ----------
      Beginning             End           Unrealized            from Unit           Beginning            End
       of Year            of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------------
       $ 8,139,519               $0      ($8,139,519)         ($339,404,560)
                                                                                  $346,244,393                $0
----------------------------------------------------------------------------------------------------------------
         2,963,927        7,196,636         4,232,709             6,589,199
                                                                                    39,989,335        54,444,411
----------------------------------------------------------------------------------------------------------------
        10,675,870       33,998,298        23,322,428            50,561,862
                                                                                   106,469,428       190,735,350
----------------------------------------------------------------------------------------------------------------
         5,256,264       22,394,599        17,138,335            28,222,857
                                                                                    80,442,047       128,257,345
----------------------------------------------------------------------------------------------------------------
           649,630          225,478          (424,152)            4,069,619
                                                                                     8,449,388        13,449,206
----------------------------------------------------------------------------------------------------------------
         2,502,591        3,922,056         1,419,465             2,575,422
                                                                                    17,103,129        23,199,341
----------------------------------------------------------------------------------------------------------------
        15,161,493       50,217,979        35,056,486           100,377,564
                                                                                   118,886,521       256,548,805
----------------------------------------------------------------------------------------------------------------
         2,304,865       11,512,547         9,207,682            26,383,649
                                                                                    21,230,903        57,721,771
----------------------------------------------------------------------------------------------------------------
           405,959                0          (405,959)          (24,948,755)
                                                                                    23,356,943                 0
----------------------------------------------------------------------------------------------------------------
        17,668,916       36,485,267        18,816,351            16,995,758
                                                                                   172,876,567       210,600,444
----------------------------------------------------------------------------------------------------------------
           751,567        4,804,494         4,052,927            17,251,901
                                                                                    15,281,267        37,451,981
----------------------------------------------------------------------------------------------------------------
           140,666          381,113           240,447             5,252,958
                                                                                     8,417,464        14,756,039
----------------------------------------------------------------------------------------------------------------
         2,192,571       11,683,190         9,490,619            28,161,560
                                                                                    40,800,809        79,992,417
                                                                                             0            35,986
----------------------------------------------------------------------------------------------------------------
            (6,468)               0             6,468            (1,788,353)
                                                                                     1,690,606                 0
----------------------------------------------------------------------------------------------------------------
        16,710,390       62,504,868        45,794,478           203,261,915
                                                                                   172,398,274       429,093,163
                                                                                             0           116,838
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                           Valuation
                                                                            Period
                                                        Dividends         Deductions
----------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                          $4,375           ($79,412)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:                1,239,038           (531,930)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                                 8,158,940         (1,195,227)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                          0           (406,682)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                            0           (262,081)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                               0           (133,426)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:               0           (235,626)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:                0           (193,734)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                          4,599,123         (2,286,635)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $1,552,106,208     ($ 120,867,375)
========================================================================================



---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                         Proceeds          Cost of             Net
                                                           from          Investments        Realized
                                                           Sales             Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                      $1,639,618        $1,424,729         $214,889
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               14,866,827        11,618,994        3,247,833
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                               128,039,479       103,983,767       24,055,712
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                  3,797,005         3,880,012          (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                    1,453,829         1,486,006          (32,177)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                         928,145           929,114             (969)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:      13,091,485        12,881,912          209,573
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:          891,088           887,544            3,544
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                        278,386,778       238,895,623       39,491,155
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $2,013,561,413    $1,773,010,971     $240,550,442
=========================================================================================================

(1) Effective November 28, 1997, this funds assets were transferred to the PPI
T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                          Net
             Gain (Loss)                       Net          Increase (Decrease)                   Net Assets
             -----------                    Change in          In Net Assets                      ----------
     Beginning              End            Unrealized            from Unit            Beginning               End
      of Year             of Year          Gain (Loss)         Transactions            of Year              of Year
------------------------------------------------------------------------------------------------------------------------
        $102,991          ($968,279)       ($1,071,270)           $1,874,530
                                                                                       $4,845,481           $5,788,593
------------------------------------------------------------------------------------------------------------------------
       3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                       23,844,347           42,965,725
------------------------------------------------------------------------------------------------------------------------
       9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                       95,081,684                    0
------------------------------------------------------------------------------------------------------------------------
               0         (3,901,193)        (3,901,193)          357,381,047
                                                                                                0          352,966,999
                                                                                                0               23,166
------------------------------------------------------------------------------------------------------------------------
               0         (4,166,217)        (4,166,217)          231,490,472
                                                                                                0          227,029,997
------------------------------------------------------------------------------------------------------------------------
               0          1,637,084          1,637,084           114,784,015
                                                                                                0          116,286,704
------------------------------------------------------------------------------------------------------------------------
               0          3,033,630          3,033,630           199,692,238
                                                                                                0          202,699,815
------------------------------------------------------------------------------------------------------------------------
               0          3,371,568          3,371,568           166,269,175
                                                                                                0          169,450,553
------------------------------------------------------------------------------------------------------------------------
      29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                      191,515,746                    0
------------------------------------------------------------------------------------------------------------------------
    $612,391,085       $915,465,761       $303,074,676          $615,188,037       $8,565,202,363      $11,155,254,351
========================================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                                Valuation
                                                                                  Period
                                                               Dividends        Deductions
----------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $515,238,366      ($54,321,686)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Income Shares:                                         23,144,319        (4,611,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                  14,058,252        (2,878,790)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                        72,699,670        (9,562,496)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                     5,304,368        (1,100,778)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                       969,084          (280,865)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                963,171          (137,931)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                            797,511          (106,179)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                595,666           (63,355)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                             57,328           (16,537)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                            2,138,198          (966,404)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                              1,173,212        (3,731,877)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                   3,000,539          (425,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,269,871          (994,896)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Growth Portfolio:                                            2,304,888          (707,334)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            115,737           (82,498)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       955,910          (196,386)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds         Cost of           Net
                                                                   from         Investments       Realized
                                                                   Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $1,237,963,630    $841,837,896    $396,125,734
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                          155,474,786     153,469,788       2,004,998
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                   175,207,017     167,163,639       8,043,378
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                         223,353,174     160,905,519      62,447,655
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                      25,117,816      18,596,857       6,520,959
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                         229,569         224,240           5,329
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                  514,612         443,710          70,902
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                              755,620         679,118          76,502
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                1,206,903       1,119,490          87,413
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                              356,603         338,531          18,072
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                              3,326,813       3,149,890         176,923
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                               24,333,106      17,577,100       6,756,006
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                     1,793,014       1,429,393         363,621
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       3,851,613       3,166,678         684,935
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                                623,639         453,561         170,078
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            2,280,928       2,065,136         215,792
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       2,016,939       1,797,456         219,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                            Net
               Gain (Loss)                        Net          Increase (Decrease)                  Net Assets
               -----------                     Change in          In Net Assets                     ----------
       Beginning               End            Unrealized            from Unit            Beginning              End
        of Year              of Year          Gain (Loss)         Transactions            of Year             of Year
--------------------------------------------------------------------------------------------------------------------------
         $267,567,573      $327,744,944       $60,177,371          $39,664,335
                                                                                      $3,805,891,355      $4,694,078,344
                                                                                         144,049,741         212,746,872
--------------------------------------------------------------------------------------------------------------------------
           3,230,862        (9,314,233)       (12,545,095)         (34,151,027)
                                                                                         380,937,626         354,233,289
                                                                                           5,069,969           5,616,023
--------------------------------------------------------------------------------------------------------------------------
           9,204,418          (750,036)        (9,954,454)           5,744,394
                                                                                         230,291,686         245,304,466
--------------------------------------------------------------------------------------------------------------------------
         122,622,603        97,219,569        (25,403,034)          (7,904,062)
                                                                                         713,304,833         800,532,626
                                                                                           9,712,862          14,762,802
--------------------------------------------------------------------------------------------------------------------------
          13,423,804        17,286,695          3,862,891          (22,661,545)
                                                                                          73,136,258          65,062,153
--------------------------------------------------------------------------------------------------------------------------
                   0         2,983,885          2,983,885          195,380,730
                                                                                                   0         199,058,163
--------------------------------------------------------------------------------------------------------------------------
             105,405         1,716,824          1,611,419           14,244,294
                                                                                           4,908,736          21,660,591
--------------------------------------------------------------------------------------------------------------------------
              68,967           838,329            769,362            9,552,968
                                                                                           3,668,757          14,758,921
--------------------------------------------------------------------------------------------------------------------------
              36,214           112,482             76,268            6,451,330
                                                                                           1,919,680           9,067,002
--------------------------------------------------------------------------------------------------------------------------
                   0            80,325             80,325           10,514,249
                                                                                                   0          10,653,437
--------------------------------------------------------------------------------------------------------------------------
            (285,937)        6,730,808          7,016,745           58,052,710
                                                                                          38,454,000         104,872,172
--------------------------------------------------------------------------------------------------------------------------
          38,038,924        39,364,541          1,325,617           77,101,765
                                                                                         241,246,447         323,871,170
--------------------------------------------------------------------------------------------------------------------------
           2,175,908         2,963,927            788,019            7,573,554
                                                                                          28,688,761          39,989,335
--------------------------------------------------------------------------------------------------------------------------
           2,759,687        10,675,870          7,916,183           58,569,396
                                                                                          38,023,939         106,469,428
--------------------------------------------------------------------------------------------------------------------------
             505,388         5,256,264          4,750,876           46,205,811
                                                                                          27,717,728          80,442,047
--------------------------------------------------------------------------------------------------------------------------
             163,196           649,630            486,434            3,994,936
                                                                                           3,718,987           8,449,388
--------------------------------------------------------------------------------------------------------------------------
           1,530,985         2,502,591            971,606              782,358
                                                                                          14,370,158          17,103,129
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                       Valuation
                                                                         Period
                                                      Dividends        Deductions
-------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $357,388         ($910,633)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  219,199          (139,391)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                1,223,061          (290,354)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                        1,589,459        (1,739,222)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Balanced Portfolio:                                   238,807           (87,725)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            499,929           (72,736)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Growth Portfolio:                                     630,364          (245,877)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                             61,378           (14,453)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                         1,725,690        (1,035,043)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                             0           (55,554)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                 80,144          (231,100)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                   8,437,018        (1,199,983)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                            4,063,525        (2,264,627)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                 47,942,547        (4,974,984)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $712,854,599     ($ 93,446,331)
=====================================================================================


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                        Proceeds          Cost of             Net
                                                          from          Investments        Realized
                                                          Sales             Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $1,299,964        $1,078,898         $221,066
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  1,105,697           943,071          162,626
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                  5,788,894         5,646,267          142,627
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                          4,803,682         3,702,615        1,101,067
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                   1,671,701         1,511,274          160,427
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            1,541,843         1,429,353          112,490
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     1,130,979           963,703          167,276
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                              726,351           729,002           (2,651)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                           1,942,344         1,492,553          449,791
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                         905,228           870,164           35,064
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                7,649,108         6,026,027        1,623,081
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                    15,336,623        13,853,081        1,483,542
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                             26,981,873        22,523,390        4,458,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                  131,517,962       112,052,109       19,465,853
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $2,060,808,031    $1,547,239,509     $513,568,522
========================================================================================================

----------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                         Net
             Gain (Loss)                      Net          Increase (Decrease)                  Net Assets
             -----------                   Change in          In Net Assets                     ----------
     Beginning              End            Unrealized           from Unit            Beginning              End
      of Year             of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
        $285,166        $15,161,493        $14,876,327         $73,985,256
                                                                                     $30,357,117        $118,886,521
----------------------------------------------------------------------------------------------------------------------
         223,865          2,304,865          2,081,000          15,496,325
                                                                                       3,411,144          21,230,903
----------------------------------------------------------------------------------------------------------------------
         831,241            405,959           (425,282)            664,776
                                                                                      22,042,115          23,356,943
----------------------------------------------------------------------------------------------------------------------
      13,091,398         17,668,916          4,577,518          79,952,029
                                                                                      87,395,716         172,876,567
----------------------------------------------------------------------------------------------------------------------
          60,530            751,567            691,037          12,773,551
                                                                                       1,505,170          15,281,267
----------------------------------------------------------------------------------------------------------------------
         167,581            140,666            (26,915)          4,046,573
                                                                                       3,858,123           8,417,464
----------------------------------------------------------------------------------------------------------------------
         145,978          2,192,571          2,046,593          33,135,966
                                                                                       5,066,487          40,800,809
----------------------------------------------------------------------------------------------------------------------
            (354)            (6,468)            (6,114)          1,108,236
                                                                                         544,210           1,690,606
----------------------------------------------------------------------------------------------------------------------
         786,497         16,710,390         15,923,893         139,287,080
                                                                                      16,046,863         172,398,274
----------------------------------------------------------------------------------------------------------------------
         (46,118)           102,991            149,109           1,627,816
                                                                                       3,089,046           4,845,481
----------------------------------------------------------------------------------------------------------------------
       1,277,740          3,997,171          2,719,431           5,442,307
                                                                                      14,210,484          23,844,347
----------------------------------------------------------------------------------------------------------------------
      11,656,721          9,459,521         (2,197,200)           (937,272)
                                                                                      89,495,579          95,081,684
----------------------------------------------------------------------------------------------------------------------
      12,783,439         29,299,509         16,516,070           4,017,712
                                                                                     164,724,583         191,515,746
----------------------------------------------------------------------------------------------------------------------
      91,671,503          8,139,519        (83,531,984)        (57,916,538)
                                                                                     425,259,499         346,244,393
----------------------------------------------------------------------------------------------------------------------
 $   594,083,184       $612,391,085      $  18,307,901       $ 781,800,013        $6,632,117,659      $8,565,202,363
======================================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
     Contract Owners of Variable Annuity Account C:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.



                                               /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5               3.0              --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

Form No. SAI.75988-98                                         ALIAC Ed. MAY 1998